VISION
U.S. Government
Securities Fund
Seeks current income by investing primarily in
securities that are guaranteed for payment of
principal and interest by the U.S. government,
its agencies or instrumentalities (Fund shares
themselves are not guaranteed).

VISION
New York Municipal
Income Fund
Seeks current income that is exempt
from federal, New York State and
New York City income taxes,* as is
consistent with preservation of capital.

VISION
Large Cap Value Fund
Seeks to provide current income by investing in a
diversified portfolio consisting primarily of income-
producing equity securities of domestic companies
(common and preferred stock and convertible
securities). Capital appreciation is a secondary
investment consideration.

VISION
Mid Cap Stock Fund
Seeks total return by investing primarily
in a diversified portfolio of mid-cap stocks.

VISION
Large Cap Growth Fund
Seeks to provide capital appreciation
by investing in high-quality, well-
established large-cap companies.

[LOGO OF VISION GROUP]

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 2000
AND SUPPLEMENT TO
COMBINED PROSPECTUS
DATED JUNE 30, 2000
(REVISED AUGUST 22, 2000
AND NOVEMBER 8, 2000)
VISION
Treasury Money
Market Fund
Seeks current income with liquidity and
stability of principal by investing in short-term
U.S. Treasury obligations, which are fully guaranteed
for payment of principal and interest
by the U.S. government.**

VISION
Money Market Fund
Seeks current income with liquidity and
stability of principal by investing in high-
quality money market instruments.**

VISION
New York Tax-Free
Money Market Fund
Seeks a high level of current interest income that
is exempt from federal, New York State and
New York City income taxes,* as well as
liquidity and stability of principal.**

*	Some income may be subject to the federal alternative minimum tax and state and local taxes.

**
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

For more complete information about any of the
VISION Funds, contact (800) 836-2211
for a prospectus. Please read the prospectus
carefully before investing.

VISION New York Municipal Income Fund
(A Portfolio of VISION Group of Funds)

Supplement to the Combined Prospectus dated June 30, 2000 (Revised August 22, 2000 and November 8, 2000)

Effective January 1, 2001, Robert J. Truesdell will no longer manage the investment portfolio of the VISION New York Municipal Income Fund. Instead, daily fund management will be the responsibility of Mark Tompkins. (Mr. Truesdell will continue in a supervisory role.) Please add the following biography of Mr. Tompkins as the third paragraph on page 27 of the Prospectus:

“The New York Municipal Income Fund has been managed since January 1, 2001 by Mark Tompkins. Mr. Tompkins is a Senior Portfolio Manager in M&T Capital Advisors Group. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a CFA charter holder and a member of the Bond Club of Buffalo.”

December 30, 2000

President’s Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the VISION Group of Funds for the first half of the funds’ current fiscal year, which is the six-month period from May 1, 2000 through October 31, 2000. This report begins with a discussion by each fund’s management about the economy, the market, and fund strategies over the reporting period. Next, you’ll find a complete list of portfolio holdings and financial statements for each fund.

On November 8, 2000, all of the portfolios of VISION Group of Funds, Inc., a Maryland corporation, were reorganized as and became portfolios of VISION Group of Funds, a Delaware business trust organized on August 11, 2000.

The following highlights summarize the performance of each VISION fund over the six-month reporting period.

VISION MONEY MARKET FUNDS

VISION Treasury Money Market Fund, which invests exclusively in U.S. Treasury securities, paid dividends totaling $0.03 per share to Class A Shares investors and $0.03 per share to Class S Shares investors. Net assets totaled $677.5 million at the end of the reporting period.*

VISION Money Market Fund, a diversified portfolio of corporate and U.S. government money market securities, paid dividends totaling $0.03 per share to Class A Shares investors and $0.03 per share to Class S Shares investors. Net assets passed the $1.5 billion level at the end of the reporting period.*

VISION New York Tax-Free Money Market Fund, a portfolio of New York municipal money market securities, paid double-tax-free dividends (triple-tax-free dividends to New York City residents) totaling $0.02 per share.** Net assets totaled $158.3 million at the end of the reporting period.*

VISION EQUITY AND INCOME FUNDS

VISION U.S. Government Securities Fund
The fund’s portfolio of U.S. government securities paid dividends totaling $0.30 per share, while the fund’s net asset value rose from $9.02 at the beginning of the period to $9.19 at the period’s end. The income dividends and change in net asset value resulted in a total return of 5.31%, or 0.52% adjusted for the fund’s sales charge.† At the end of the reporting period, the fund’s net assets totaled $76.0 million.

VISION New York Municipal Income Fund
The fund’s portfolio of high-quality, New York municipal bonds paid tax-free dividends totaling $0.23 per share, while the net asset value rose from $9.72 at the beginning of the period to $10.02 at the period’s end.** Through dividends and net asset value increase, the fund’s total return was 5.49%, or 0.73% adjusted for the fund’s sales charge.† By the end of the reporting period, tax-sensitive New York residents had invested a total of $67.8 million in the fund.

VISION Large Cap Value Fund
This fund offers a relatively conservative way to navigate toward income and capital appreciation from undervalued stocks. Class A Shares produced a total return of 5.37%, or (0.44%) adjusted for the sales charge, through a $0.56 increase in net asset value and dividends totaling $0.04 per share. Class B Shares produced a total return of 4.76%, or (0.24%) adjusted for the contingent deferred sales charge, through a $0.53 increase in net asset value.† The fund’s net assets totaled $33.2 million at the end of the reporting period.

*	An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
**	Income may be subject to the federal alternative minimum tax.
†	Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

VISION Mid Cap Stock Fund
The fund’s portfolio pursues its objective of total return by investing in high-quality mid-cap stocks selected through a systematic process that focuses on value, or “cheapness,” and improving fundamental strength. The fund’s Class A Shares produced a total return of 8.51%, or 2.56% adjusted for the fund’s sales charge, through a $1.32 increase in net asset value. Class B Shares produced a total return of 8.13%, or 3.13% adjusted for the fund’s contingent deferred sales charge, through a $1.26 increase in net asset value.† At the end of the reporting period, the fund’s net assets totaled $120.8 million.

VISION Large Cap Growth Fund
This fund, which began operation in March of 2000, pursues capital appreciation by investing in large, established blue-chip growth companies. In a difficult six-month period for large cap growth stocks, the fund’s Class A Shares produced a total return of (6.57%), or (11.68%) adjusted for the fund’s sales charge, through a $0.66 decrease in net asset value. Class B Shares produced a total return of (6.97%), or (11.62%) adjusted for the fund’s contingent deferred sales charge, through a $0.70 decrease in net asset value.† At the end of the reporting period, the fund’s net assets totaled $8.8 million.

Thank you for pursuing the opportunities of one or more key financial markets through the professional management and diversification of the VISION Group of Funds. We look forward to keeping you up-to-date on your progress.

Sincerely,
/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 2000

†
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investment Review

VISION U.S. GOVERNMENT SECURITIES FUND

The last six months have been a favorable period for the taxable bond market. Since our last report, yields on the 10 year Treasury note have declined from 6.23% on April 30, 2000 to 5.77% on October 31, 2000.

U.S. economic growth in the 2000 calendar year has been robust. The year over year percentage change for the chain weighted real Gross Domestic Product (“GDP”) for the quarter ending September 30, 2000 was a healthy 5.3%. GDP advanced at a 6.1% clip for the quarter ending June 30, 2000. The year over year percentage change in the consumer price index (“CPI”) for the year ending October 31, 2000 was 3.40%. This represents an increase of 30 basis points from the 3.10% level of April 30, 2000.

The Federal Reserve Board (“Fed”) responded to these economic conditions by raising the federal funds target rate by a total of 100 basis points in 2000. The first two moves were 25 basis point increments and occurred on February 2nd and March 21st of 2000. The last increase of 50 basis points came on May 16th, 2000, which raised the target rate to 6.50%.

What do we see in the immediate future? A strong dollar, weakness in equity markets, fiscal surpluses, and subdued U.S. inflation have powered the recent bond market rally. There is considerable evidence that the series of six Fed rate increases over the past two calendar years is slowing the economy. At issue is the old Phillips curve debate—does a slowing economy necessarily hold inflation in check? We remain skeptical of a direct link between economic growth and inflation but realize that the bond market will at times react to information that reflects changes in economic growth. The bond market is currently very susceptible to any negative news because real yields are very low. Subtracting a 3.40% CPI from a nominal 10 year Treasury yield of 5.77% results in a real yield of 2.37%, which is at the low end of the range for the past five years.

The VISION U.S. Government Securities Fund posted a total return of 5.31% for the 6 month period ending 10/31/00 (0.52% adjusted for the fund’s sales charge).* This compares with the Lipper U.S. General Government Fund Index** return of 5.33% for the same period.

The VISION U.S. Government Securities Fund continues to emphasize government-guaranteed securities with yield advantages to U.S. Treasury securities.*** Within the mortgage-backed securities sector, we continue to favor very seasoned, low loan balance mortgages. These mortgages possess lower refinancing risks relative to newer production mortgages. The duration† of the Fund has been shortened to about a half a year shorter than the Lehman Brothers Aggregate Bond Index†† for the period ending October 31, 2000.

*	Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
**	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
***	Fund shares are not guaranteed by the U.S. government.
†	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
††	The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond
Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

VISION NEW YORK MUNICIPAL INCOME FUND

The last six months have treated the municipal market very well. Yields on ten-year municipal bonds have declined markedly from 5.16% (% of the Ten-Year U.S. Treasury Note) on April 28 to 4.71% (% of the Ten-Year U.S. Treasury Note) on October 31. Over the last six months municipals have performed in line with the treasury and other taxable fixed income markets. However, over the last 12 months, municipals have generally outperformed the treasury and other taxable markets.

The VISION New York Municipal Income Fund posted a positive total return of 5.49% over the last six months ending October 31, 2000 (0.73% adjusted for the fund’s sales charge).* The Lipper New York Municipal Debt Funds Index return for the same period was 5.40%.** For the 12-month period ending October 31, 2000, the VISION New York Municipal Income Fund returned 8.93% (4.00% adjusted for the fund’s sales charge) versus the Lipper return of 7.90%.

The fund continues to emphasize high quality New York municipals while keeping the average maturity of the portfolio relatively neutral. Unlike the taxable bond market, the municipal bond market yield curve had maintained a positive slope with short maturities yielding less than longer maturities. Over the last six months the municipal yield curve has steepened, with short-term rates falling more than long-term rates over this time period. We expect the municipal bond market to outperform the taxable bond markets over the coming months, as supply remains low and demand continues to be strong.

*	Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
**	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

VISION LARGE CAP VALUE FUND

The VISION Large Cap Value Fund’s Class A shares returned 5.37% based on net asset value, or (0.44%) adjusted for the fund’s sales charge and the Fund’s Class B shares returned 4.76% based on net asset value, or (0.24%) adjusted for the contingent deferred sales charge for the six months ending October 31, 2000.* This compares with a 6.80% total return for the S&P 500/Barra Value Index,** a commonly referenced unmanaged index of large capitalization “value” oriented stocks. During this same period the Lipper Large Cap Value Fund Average*** returned 3.41%.

Our investment philosophy features three key strategic dimensions: risk control, structuring our portfolio around themes, and GARP, or “growth-at-a-reasonable-price”.

Risk Control

Stringent risk control measures are utilized to minimize expected “tracking error” or expected variance from our chosen benchmark—the “value” side of the S&P 500. As a result of our risk control process, our portfolio invests in many industry leaders such as Exxon-Mobil, AIG, Citigroup, SBC Communications, Verizon Communications, Tyco, Disney, Fannie Mae, Boeing, DuPont, Hewlett- Packard, Wells Fargo and American Express.

Thematic

Our thematic dimension incorporates our “top-down” assessment of how we should be positioned to take advantage of secular trends or patterns developing in the U.S. economy. We favor those sectors and industries that benefit the most from these themes. We identified five major themes that should prove important for the 2000-2001 time frame:

1.
Demographics—The graying of America affects consumption patterns. Specific stocks that are part of this theme include American Home Products, Boston Scientific, Cardinal Health, Carnival Corp, and CVS Corp.

2.	Technology—The new economy rules include the forced rapid implementation of new technologies. Some of our specific stocks that are enabling the new economy include Compaq, EDS, and Texas Instruments.

3.
Supply/Demand Imbalances—Cyclical industry conditions that create significant supply/demand imbalances. The U.S. natural gas industry currently represents an excellent example of a situation where demand is outstripping supply. We own Apache Corp, Burlington Resources, Coastal Corp., and Duke Energy as our natural gas plays.

4.
Industry Consolidation—Profit pressures and competitive forces will drive consolidation in the financial services and the utility sectors. We had three announced takeovers in 2000 as part of this theme—Reliastar Financial, LG&E Energy, and Associates Corp. Jefferson-Pilot, Countrywide Credit, and CMS Energy represent current holdings for this theme. We also had two takeovers outside the financial and utility sectors. Honeywell, a capital goods sector stock, is an announced acquisition target of GE. Sterling Software, a technology sector stock, was acquired by Computer Associates earlier this year.

5.	World Wide Economy—New opportunities in the global marketplace. Pitney Bowes, Deere, and McDonald’s are a few of our holdings that are beneficiaries of new international markets.

GARP

We have emphasized stocks with growth prospects that on average are greater than the earnings growth rate of our value benchmark. This follows from our conviction that future stock prices will largely be determined by future earnings growth. However, we want to pay a low multiple for that growth. Our average forward P/E’s or price earnings ratios, are lower than the average P/E multiple of the S&P Barra Value index. Our emphasis on a favorable PEG ratio or P/E to growth ratio is our primary metric for measuring GARP.

*	Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
**	The S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. This index is unmanaged and investments cannot be made in an index.
***	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

VISION MID CAP STOCK FUND

After years of being overshadowed by their large cap brethren, mid cap stocks moved back into the limelight during the past six months. Investors have been selling overvalued technology stocks that had been leading the market’s charge. Higher interest rates weighed on the market, increasing risks associated with very high priced large cap growth investments. Technology and telecommunications stock prices fell sharply. Investors became more cautious and began moving into traditional, old economy mid cap names that represented good value and earnings growth potential. Led by health care, utilities, consumer and financial stocks, the S&P MidCap 400 Index* climbed 8.56% for the six months ended October 31, 2000. That was well ahead of the large cap S&P 500 Index** that returned (1.03%) for the same period.

The VISION Mid Cap Stock Fund was well positioned to capitalize on the mid cap rally, thanks to our focus on cheap stocks with improving prospects. For the six months ended October 31, 2000, the fund’s Class A shares and Class B shares returned 8.51% and 8.13% at net asset value, respectively (2.56% and 3.13%, respectively, adjusted for the Fund’s sales charge and contingent deferred sales charge, respectively).*** By comparison, the average mid cap blend fund returned 3.00% according to Morningstar, Inc. Keep in mind that your net asset value return will differ from these results if you were not invested for the exact same periods and did not reinvest all distributions.

On October 31, 2000 about 10% of the Fund’s net assets were invested in financial stocks, which rebounded on the prospect that interest rate hikes by the Fed were over for the time being. Among our top performing bank names were Washington Mutual and Comerica, both of which enjoyed improving earnings outlooks from the changing interest rate environment. Insurance stocks like AXA Financial, XL Capital and Partnerre also had an excellent run, as signs of improved pricing and further industry consolidation attracted investor interest. Another 8% of the Fund’s net assets were in the information services industry. New internet-based information software is needed for financial institutions, and companies like DST Systems and Sunguard Data Systems were thought to be well positioned to provide these products and services. Retailing stocks have also rebounded from their lows earlier in the year as their stock prices were determined to have more than adequately discounted a slowdown in consumer spending. Cl othing retailers such as TJX and Intimate Brands rose as investors recognized the value of the brand and distribution franchises of these companies.

Technology stocks were hurt during the period as a perceived slow down in personal computers and handsets weighed on the earnings prospects for these companies. Semiconductor stocks like Altera, Teradyne and RF Microdevices declined as the outlook for semiconductor demand into next year became more clouded. However, software companies like Intuit and Adobe performed well as investors flocked toward companies with less cyclical outlooks within the technology sector. Other stocks that turned in disappointing results for the period included health care companies Bausch & Lomb, which is experiencing increased competition for eye care products due to the advent of eye laser surgery and Sepracor, which had a major drug research program discontinued due to potential health risks. Finally, media companies such as Hispanic Broadcasting, Westwood One and Univision under performed due to a perceived slow down in advertising spending over the next year.

We continue to be optimistic about the prospects for the stock market and mid cap stocks in particular. Interest rates appear to be near their peak and the Fed should consider lowering rates if the economy weakens more than expected. Consumer confidence continues to be high and inflation remains under control as productivity gains have a positive effect on the economy. In this environment, we expect corporate earnings to grow 5% to 10% over the next twelve months. The only question is whether slower economic growth will produce more earnings shortfalls. Given this concern, we expect stock selection to become more critical, and stocks in the mid cap sector with more moderate valuations to look particularly attractive.

*	The S&P MidCap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investments cannot be made in an index.
**	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.
***	Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
VISION LARGE CAP GROWTH FUND

Performance for the VISION Large Cap Growth Fund declined on a relative basis during the six months ended October 31. The heightened selective volatility of individual companies in many sectors due to macro economic issues led to our underperformance. Stock price reaction has grown more violent when negative news is released by a company due to the high level of investors’ expectations resulting from many years of strong market gains. The level of patience and confidence investors have in companies where news is not considered “perfect” has significantly deteriorated, pushing valuations to incredible lows and delaying any rebound as attention is diverted to companies who appear more resilient to the economic environment.

Technology and consumer cyclical stocks were the two sectors where we experienced difficulty. Although we were under-weighted in the negative-performing technology sector, our stock selection was poor. Specifically, Lucent Technologies and Worldcom were disappointments and were sold in September. Lucent’s problems appear to have been centered on poor execution with regard to an optical equipment cycle. Worldcom’s issue was one of declining profit margins due to business mix and pricing. In the consumer cyclical area, investors sold stocks of retailers upon early signs of slowing consumer traffic. The Gap and Circuit City compounded the problem of slower traffic with execution errors—we have eliminated both of these stocks from the portfolio. Costco disclosed an earnings miss in the third quarter (and Home Depot in October), however, we continue to feel confident about the fundamentals for each of these big box retailers. Our over-weighting in consumer staple stocks added to performance, althou gh the depressed value of the Euro continued to affect the earnings outlook for many of these companies. Interestingly, the best performing sector of the S&P 500 Index for the six-month period was utilities (+26.9%). The lack of superior historical earnings momentum prevents our investment process from holding most stocks in the sector.

Evidence of slowing in the U. S. economy is being seen as profit growth decelerates. While there are still signs foretelling a soft landing for the economy, profits and earnings may be bumpier than previously expected. Rising energy prices, combined with a slowing in the core economy, equate to lower than expected earnings growth. Corporate America lacks the pricing power necessary to keep up with the increase in costs. In addition, with the Euro continuing to trade near all-time lows, American business abroad feels yet another squeeze on profits. There is no clear indication as to how investors will respond to a reduction in earnings growth. Telecommunication and related equipment stocks are the most recent sectors where expectations and equity prices have been ratcheted downward. Above average returns are now perceived as the norm by many investors. Factoring in political uncertainty and Regulation FD, additional stock market volatility seems likely for the immediate future.

Your portfolio is structured in a manner that should perform well in an environment of slowing corporate profit growth. We are of the opinion that as capital spending slows, technology stocks will have a difficult time meeting high investor expectations. We are much more comfortable with the earnings growth and valuations found in the consumer staple and healthcare sectors of the marketplace. Accordingly, we are overweighted relative to the S&P 500 in those two sectors and underweighted in technology. This strategy has begun to work to our advantage as your portfolio outperformed the S&P 500 during the months of October and November.

Organization Change—As you may be aware, ABN AMRO Asset Management has entered into an agreement to purchase Alleghany Asset Management, the parent of Montag & Caldwell, Inc. ABN AMRO Asset management is part of ABN AMRO Bank N. V., based in the Netherlands. It carries out global asset management on behalf of institutional, private, and retail clients in 33 countries. We at Montag & Caldwell are excited about this development.
Last Meeting of Shareholders

The special meeting of shareholders of VISION Group of Funds, Inc. (the “Corporation”) was held on October 23, 25-26, 2000. The following items were considered by shareholders and the results of their voting were as follows.

1.    ELECTION OF DIRECTORS

	SHARES VOTED AFFIRMATIVELY	SHARES WITHHELD

Randall I. Benderson	1,291,825,344	18,311,140
Joseph J. Castiglia	1,295,236,917	14,899,557
Mark J. Czarnecki	1,278,067,649	32,068,825
Daniel R. Gernatt, Jr.	1,296,838,160	13,298,314
George K. Hambleton, Jr.	1,296,927,763	13,208,711

2.    RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,281,236,842	3,103,079	25,796,554

3.    TO MAKE CHANGES TO THE FUNDS’ FUNDAMENTAL INVESTMENT POLICIES

a.	To approve amending the fundamental investment policies regarding diversification of U.S. Government Securities Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,440,562	0	7,916

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,724,967	0	7,381

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

518,336,033	5,438,888	48,577,719

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

70,286,778	674,045	6,418,015

b.
To approve amending the fundamental investment policies regarding borrowing money and issuing senior securities of Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,538,755	2,838,808	1,007,510

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,440,562	0	7,916

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,773,238	5,916	81,039

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,724,967	0	7,381

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

518,946,682	4,858,239	48,577,719

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

70,286,778	674,045	6,418,045

c.
To approve amending the fundamental investment policies regarding investments in real estate of Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,571,487	2,806,076	1,007,510

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,440,562	0	7,916

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,768,961	10,194	81,038

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,724,967	0	7,381

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

517,524,636	6,280,285	48,577,719

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

70,071,802	889,021	6,418,015

d.
To approve amending the fundamental investment policies regarding investments in commodities of Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,549,270	2,828,293	1,007,510

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,440,562	0	7,916

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,769,778	9,376	81,039

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,723,454	1,512	7,382

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

518,857,763	4,947,157	48,577,720

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

70,055,508	905,315	6,418,015

e.
To approve amending the fundamental investment policies regarding underwriting securities of Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,575,223	2,802,340	1,007,510

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,440,562	0	7,916

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,773,238	5,916	81,039

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,724,967	0	7,381

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

518,655,892	5,149,028	48,577,720

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

70,260,988	699,835	6,418,015

f.
To approve amending the fundamental investment policies regarding lending by the Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,545,992	2,831,571	1,007,510

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,440,346	216	7,916

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,762,475	16,680	81,038

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,724,967	0	7,381

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

515,612,345	8,192,576	48,577,719

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

70,286,778	674,045	6,418,015

g.
To approve amending the fundamental investment policies regarding concentration of the Funds’ investments in the securities of companies in the same industry of Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

522,234,642	2,142,921	1,007,510

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,440,346	216	7,916

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,762,431	15,724	81,038

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,722,922	2,045	7,381

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

519,733,441	4,071,480	48,577,719

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

70,029,718	931,105	6,418,015

h.
To approve amending and making non-fundamental, the fundamental investment policies regarding buying securities on margin of Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,746,496	2,573,174	1,065,403

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,435,675	349	12,454

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,747,105	14,246	101,348

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,723,767	1,488	7,093

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

512,565,881	5,069,313	54,747,446

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

69,808,096	788,677	6,801,126

i.
To approve amending and making non-fundamental, the fundamental investment policies regarding pledging assets of Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,086,325	3,233,345	1,065,403

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,435,675	349	12,454

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,747,237	14,115	101,348

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,721,021	4,233	7,094

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

512,084,720	5,550,475	54,747,445

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

69,833,886	762,887	6,801,126

j.
To approve amending, and making non-fundamental, the fundamental investment policies regarding investing in securities of other investment companies of Treasury Money Market Fund and Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,088,526	3,231,144	1,065,403

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

514,016,146	3,619,048	54,747,446

k.	To approve amending, and making non-fundamental, the fundamental investment policies regarding investing in restricted securities of Treasury Money Market Fund and Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,082,709	3,236,961	1,065,403

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

513,506,124	4,129,071	54,747,445

l.	To make non-fundamental the New York Municipal Income Fund’s fundamental investment policy regarding investing in exempt interest obligations.

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,770,556	37,186	52,451

4.    TO ELIMINATE SOME OF THE FUNDS’ FUNDAMENTAL INVESTMENT POLICIES

a.
To approve elimination of the fundamental investment policies regarding selling securities short of Treasury Money Market Fund, U.S. Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,089,458	3,241,383	1,054,232

U.S. Government Securities Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

5,437,017	133	11,328

New York Municipal Income Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

3,733,751	21,478	104,964

Large Cap Value Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,724,228	1,488	6,632

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

512,562,702	5,277,446	54,542,492

New York Tax-Free Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

69,898,868	789,155	6,690,815

b.
To approve elimination of the fundamental investment policies regarding investing in issues whose securities are owned by officers and directors of the Treasury Money Market Fund and the Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,087,414	3,243,427	1,054,232

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

508,466,676	9,373,472	54,542,492

c.	To approve elimination of the fundamental investment policies regarding investing in puts and calls of Treasury Money Market Fund and Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,074,549	3,256,292	1,054,232

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

512,654,664	5,185,484	54,542,492

d.	To approve elimination of the fundamental investment policies regarding investing in new issuers of Treasury Money Market Fund and Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,089,209	3,241,631	1,054,232

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

513,208,664	4,631,484	54,542,492

e.	To approve elimination of the fundamental investment policies regarding investing in voting securities and revenue bonds of Treasury Money Market Fund and Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,104,118	3,226,722	1,054,232

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

513,875,489	3,964,659	54,542,492

f.	To approve elimination of the fundamental investment policies regarding investing to exercise control of Treasury Money Market Fund and Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,099,697	3,231,144	1,054,232

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

513,367,939	4,472,209	54,542,492

g.	To approve elimination of the fundamental investment policies regarding investing in oil, gas and minerals of Treasury Money Market Fund and Money Market Fund.

Treasury Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

521,097,495	3,233,345	1,054,232

Money Market Fund

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

513,074,206	4,765,942	54,542,492

5.    APPROVAL OF THE PROPOSED REORGANIZATION OF THE CORPORATION FROM A MARYLAND CORPORATION TO A DELAWARE BUSINESS TRUST

SHARES VOTED AFFIRMATIVELY	SHARES VOTED NEGATIVELY	SHARES ABSTAINING

1,122,080,351	27,715,524	36,391,697

VISION Treasury Money Market Fund
Portfolio of Investments
October 31, 2000 (unaudited)

Principal Amount		Value

U.S. Treasury Obligations—46.9%
	U.S. Treasury Bills—19.0%
$130,000,000	5.925%—6.180%, 12/7/2000—3/15/2001	$ 128,562,806

	U.S. Treasury Notes—27.9%
190,000,000	4.500%—5.750%, 11/15/2000—8/31/2001	189,303,622

	Total U.S. Treasury Obligations	317,866,428

Principal Amount		Value

(1)Repurchase Agreements—53.2%
$ 30,000,000	CIBC World Markets Corp., 6.500%, dated 10/31/2000, due 11/1/2000	$ 30,000,000
168,000,000	Goldman Sachs Group, LP, 6.500%, dated 10/31/2000, due 11/1/2000	168,000,000
162,449,700	State Street Corp., 6.540%, dated 10/31/2000, due 11/1/2000	162,449,700

	Total Repurchase Agreements	360,449,700

	Total Investments (at amortized cost)	$ 678,316,128

(See Notes to Portfolios of Investments)
VISION Money Market Fund
Portfolio of Investments
October 31, 2000 (unaudited)

Principal Amount		Value
(2)Corporate Obligations—84.4%
	Autos—10.8%
$55,000,000	(3)Daimler Chrysler North America Holding Corp., 6.543%—6.866%, 12/11/2000—4/3/2001	$ 54,090,521
55,000,000	Ford Motor Credit Co., 6.330%—6.500%, 11/3/2000—7/2/2001	53,709,147
55,000,000	General Motors Acceptance Corp., 6.490%, 2/12/2001	53,978,726

	Total	161,778,394

	Banking—4.0%
60,000,000	Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto Dominion Bank), 6.500%—6.530%, 11/20/2000—1/8/2001	59,528,275

	Capital Equipment & Services—2.0%
30,000,000	Deere (John) Capital Corp., 6.450%, 1/17/2001	29,586,125

	Chemicals—3.3%
50,000,000	Du Pont (E.I.) de Nemours & Co., 6.420%—6.470%, 12/21/2000—1/12/2001	49,453,583

	Diversified—3.2%
50,000,000	General Electric Capital Corp., 6.660%, 3/6/2001	48,843,750

	Entertainment—3.2%
50,000,000	Disney (Walt) Co., 6.210%, 7/11/2001	47,826,500

	Financial Receivables—7.0%
55,000,000	Apreco, Inc., 6.500%—6.510%, 11/8/2000—11/15/2000	54,898,792
50,000,000	CIESCO L.P., 6.460%, 11/29/2000	49,748,778

	Total	104,647,570

	Financial Retail—9.5%
75,000,000	American Express Credit Corp., 6.440%, 12/18/2000— 5/7/2001	72,991,972
70,000,000	Associates Corp. of North America, 6.510%—6.530%, 11/9/2000—2/8/2001	69,238,300

	Total	142,230,272

	Financial Services—12.6%
60,000,000	Asset Securitization Cooperative Corp., 6.480%—6.490%, 11/1/2000—12/1/2000	59,838,000
60,000,000	IBM Credit Corp., (International Business Machines Corp. Support Agreement), 6.450%—6.470%, 11/6/2000—11/28/2000	59,827,917

Principal Amount		Value
(2)Corporate Obligations—continued
	Financial Services—continued
$70,000,000	(3)Morgan Stanley, Dean Witter, Discover & Co., 6.725%, 11/1/2000	$ 70,000,000

	Total	189,665,917

	Food & Beverage—9.1%
70,000,000	Coca-Cola Co., 6.450%— 6.480%, 12/6/2000— 1/19/2001	69,203,329
68,900,000	Heinz (H.J.) Co., 6.335%— 6.480%, 11/22/2000— 2/2/2001	68,317,496

	Total	137,520,825

	Insurance—11.5%
60,000,000	American General Finance Corp., 6.500%—6.530%, 1/11/2001—1/23/2001	59,164,058
55,000,000	Prudential Funding Corp., 6.400%—6.470%, 11/14/2000—2/27/2001	54,312,257
60,000,000	Transamerica Finance Corp., 6.480%, 12/22/2000	59,449,200

	Total	172,925,515

	News & Publishing—3.3%
50,000,000	Gannett Co., Inc., 6.470%, 11/17/2000	49,856,222

	Telecommunications—4.9%
75,000,000	AT&T Corp., 6.400%—6.610%, 12/14/2000—5/30/2001	73,671,903

	Total Corporate Obligations	1,267,534,851

(2)U.S. Government Agencies—10.4%
	Federated National Mortgage Association—4.2%
36,768,000	6.35%, 3/1/2001	35,989,744
26,913,000	6.335%, 3/15/2001	26,278,384

	Total	62,268,128

	Federated Home Loan Mortgage Corp.—6.2%
22,270,000	6.400%, 2/8/2001	22,243,003
50,000,000	6.32%, 7/19/2001	47,717,778
25,000,000	6.32%, 8/16/2001	23,736,000

	Total	93,696,781

	Total U.S. Government Agencies	155,964,909

(1)Repurchase Agreement—5.7%
84,912,800	State Street Corp., 6.540%, dated 10/31/2000, due 11/1/2000	84,912,800

	Total Investments (at amortized cost)	$1,508,412,560

(See Notes to Portfolios of Investments)
VISION New York Tax-Free Money Market Fund
Portfolio of Investments
October 31, 2000 (unaudited)

Principal Amount		Credit Rating(5)	Value

(4)Short-Term Municipals—97.8%
	New York—97.8%
$ 1,455,000	ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT) (Series 1999-2) Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	VMIG1	$ 1,455,000
1,806,000	Binghamton, NY, 4.60% BANs, 9/27/2001	NR	1,809,955
3,000,000	Chatham, NY, Central School District, 4.50% BANs, 1/17/2001	NR	3,001,664
2,350,000	Chautauqua County, NY, IDA, IDRB Weekly VRDNs (Belknap Business Forms)/ (KeyBank, N.A. LOC)	A-1/NR	2,350,000
1,000,000	Copiague, NY, Unified Free School District, 5.00% TANs, 6/27/2001	NR	1,002,997
1,900,000	Dutchess County, NY, IDA, (Series 1998A) Weekly VRDNs (Marist College)/(Bank of New York LOC)	A-1+/NR	1,900,000
500,000	Elwood, NY, Unified Free School District, 5.00% TANs, 6/28/2001	NR	501,565
1,915,000	Erie County, NY, IDA, (Series 1998) Weekly VRDNs (B & G Properties, LLC)/(HSBC Bank USA LOC)	A-1/NR	1,915,000
2,925,000	Herkimer County, NY, IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Templeton Foundation)/ (KeyBank, N.A. LOC)	NR	2,925,000
3,670,000	Housing Corp., NY, (Series A) Revenue Bonds (United States Treasury PRF), 11/1/2000 (@102)	AAA/#Aaa	3,743,400

Principal Amount		Credit Rating(5)	Value

(4)Short-Term Municipals—continued

	New York—continued
$ 4,000,000	Long Island Power Authority, Floater Certificates (Series 1998-66) Weekly VRDNs (MBIA INS)/ (Morgan Stanley, Dean Witter & Co. LIQ)	A-1+c/NR	$ 4,000,000
2,400,000	Long Island Power Authority, PA-513R Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	A-1+c/NR	2,400,000
100,000	Long Island Power Authority, (Series 1) Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOCs)	A-1+/VMIG1	100,000
8,300,000	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997P) Weekly VRDNs (FGIC INS)/ (First Union National Bank, Charlotte, N.C. LIQ)	NR/VMIG1	8,300,000
1,430,000	Metropolitan Transportation Authority, NY, Trust Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	A-1/VMIG1	1,430,000
1,100,000	Middle Country, NY, Central School District, 5.00% BANs, 5/18/2001	NR	1,101,134
2,500,000	Nassau County, NY, (Series 1999C), 4.75% TANs (First Union National Bank, Charlotte, N.C. LOC), 12/21/2000	NR/MIG1	2,502,301

VISION New York Tax-Free Money Market Fund

Principal Amount		Credit Rating(5)	Value

(4)Short-Term Municipals—continued
	New York—continued
$ 2,500,000	Nassau County, NY, (Series C), 6.00% RANs (Bank of Nova Scotia, Toronto and First Union National Bank, Charlotte, N.C. LOCs), 4/12/2001	SP-1/MIG1	$ 2,516,328
1,400,000	New York City Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6) Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	A-1/VMIG1	1,400,000
1,250,000	New York City, NY, IDA, 7.75% Bonds (USTA National Tennis Center)/(FSA INS), 11/15/2000	AAA/Aaa	1,251,787
2,300,000	New York City, NY, IDA, Revenue Bonds Weekly VRDNs (Children’s Oncology Society)/(Bank of New York LOC)	A-1+/NR	2,300,000
3,600,000	New York City, NY, IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(Chase Manhattan Bank N.A., New York LOC)	A-1+/NR	3,600,000
6,000,000	New York City, NY, Transitional Finance Authority, PT-1047, TOBs (Bank of America, N.A. LIQ), Optional Tender 11/15/2000	A-1+c/NR	6,000,000
2,600,000	New York City, NY, Transitional Finance Authority, (Series 2000 FR/RI-A16) BANs, Daily VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	NR/VMIG1	2,600,000
3,000,000	New York City, NY, Transitional Finance Authority, (Series A, Subseries A-1) Weekly VRDNs (Societe Generale, Paris LIQ)	A-1+/VMIG1	3,000,000

Principal Amount		Credit Rating(5)	Value

(4)Short-Term Municipals—continued

	New York—continued
$ 4,530,000	New York City, NY, GO UT, 5.50% Bonds, 8/1/2001	A/A2	$ 4,567,282
11,700,000	New York City, NY, (PA-156) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC)	A-1+c/NR	11,700,000
2,000,000	New York State Dormitory Authority, (PA-60) (Series 1993) Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	A-1+/NR	2,000,000
500,000	New York State Dormitory Authority, (Series 1990B) Daily VRDNs (Cornell University)/(Morgan Guaranty Trust Co., New York LIQ)	A-1+/VMIG1	500,000
2,000,000	New York State HFA, (Series 2000A) Weekly VRDNs (1501 Associates)/(Federal Home Loan Bank of New York LOC)	NR/VMIG1	2,000,000
3,901,000	New York State HFA, (Series A) Weekly VRDNs (Special Surgery Staff)/(Chase Manhattan Bank N.A., New York LOC)	NR/VMIG1	3,901,000
5,000,000	New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (Landesbank Hessen- Thueringen, Frankfurt and Societe Generale, Paris LOCs)	A-1+/VMIG1	5,000,000
1,000,000	New York State Medical Care Facilities Finance Agency, Weekly VRDNs (Pooled Loan Program)/(Chase Manhattan Bank N.A., New York LOC)	NR/VMIG1	1,000,000
1,500,000	New York State Mortgage Agency, (PA-406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	NR/VMIG1	1,500,000

VISION New York Tax-Free Money Market Fund

Principal Amount		Credit Rating(5)	Value

(4)Short-Term Municipals—continued
	New York—continued
$ 2,000,000	New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	NR/VMIG1	$ 2,000,000
2,530,000	New York State Thruway Authority, (PA-172) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	A-1+c/NR	2,530,000
2,200,000	New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	A-1+c/NR	2,200,000
3,555,000	(6)New York State Thruway Authority, (Series E)/(PT-1141), 4.30% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/15/2001	A-1+c/NR	3,555,000
7,000,000	Niagara County, NY, IDA, Solid Waste Disposal Facility Revenue Bonds (Series 1994A) Weekly VRDNs (American Refining Fuel Co.)/(Wachovia Bank of NC, N.A. LOC)	A-1+/P-1	7,000,000
1,800,000	Niagara Falls, NY, Bridge Commission, Revenue Bonds (Series 1993A) Weekly VRDNs (FGIC INS)/(Credit Local De France LIQ)	A-1+/VMIG1	1,800,000
2,985,000	Onondaga County, NY, IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/ (KeyBank, N.A. LOC)	NR	2,985,000
1,500,000	Palmyra-Macedon, NY, Central School District, 4.75% BANs, 4/19/2001	NR	1,502,326

Principal Amount		Credit Rating(5)	Value

(4)Short-Term Municipals—continued
	New York—continued
$ 1,500,000	Riverhead, NY, IDA, IDRB, (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	NR	$ 1,500,000
2,300,000	Seneca County, NY, IDA, (Series 2000) Weekly VRDNs (Kidspeace National Centers of New York, Inc.)/(KeyBank, N.A. LOC)	NR	2,300,000
940,000	Seneca County, NY, IDA, Weekly VRDNs (New York Chiropractic College)/(Fleet Bank N.A. LOC)	A-1/NR	940,000
1,000,000	Skaneateles, NY, Central School District, 5.00% BANs, 6/19/2001	NR	1,001,500
5,750,000	St. Lawrence County, NY, IDA, (Series 1998A) Weekly VRDNs (Alcoa, Inc.)	A-1/NR	5,750,000
3,275,000	Suffolk County, NY, IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope/(KeyBank, N.A. LOC)	NR	3,275,000
2,800,000	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15) Weekly VRDNs (Bank of New York LIQ)	NR/VMIG1	2,800,000
3,000,000	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 4.45% TOBs (Bank of New York LIQ) 1/1/2001	NR/VMIG1	3,000,000

VISION New York Tax-Free Money Market Fund

Principal Amount		Credit Rating(5)	Value

(4)Short-Term Municipals—continued
	New York— continued
$ 3,100,000	VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City Municipal Water Finance Authority)/ (MBIA INS)/ (Citibank NA, New York LIQ)	A-1+c/VMIG1	$ 3,100,000
1,100,000	VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan Transportation Authority, NY)/ (AMBAC INS)/ (Citibank NA, New York LIQ)	A-1+c/NR	1,100,000
5,700,000	VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/ (FHA INS)/ (Chase Manhattan Bank N.A., New York LIQ)	A-1/NR	5,700,000
1,806,100	Vestal, NY, 4.75% BANs, 7/20/2001	NR	1,810,417

Principal Amount		Credit Rating(5)	Value

(4)Short-Term Municipals—continued
	New York—continued
$ 2,045,000	Wheatfield, NY, 5.00% BANs, 7/5/2001	NR	$ 2,050,929
1,675,000	Yonkers, NY IDA, Civic Facility Revenue Bonds, (Series 1994) Weekly VRDNs (Consumers Union Facility)/ (AMBAC INS)/ (Dexia Credit Local de France LIQ)	A-1+/VMIG1	1,675,000

	Total		154,849,585

	Puerto Rico—0.9%
1,421,337	Commonwealth of Puerto Rico Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/ (State Street Bank and Trust Co. LOC)	A-1+c/NR	1,421,337

	Total Investments (at amortized cost)		$156,270,922

(See Notes to Portfolios of Investments)

VISION U.S. Government Securities Fund
Portfolio of Investments
October 31, 2000 (unaudited)

Principal Amount		Value
Asset-Backed Securities—0.3%
$ 71,111	Guaranteed Export Trust, Class C, 5.200%, 10/15/2004	$ 69,171
39,135	Provident Bank Home Equity Loan Trust 1996-1, Class A1, 7.600%, 10/25/2012	38,889
60,242	The Money Store Home Equity Trust 1992-C, Class A1, 6.200%, 10/15/2017	59,375
44,740	The Money Store Home Equity Trust 1994-C, Class A4, 7.800%, 10/15/2021	44,739

	Total Asset-Backed Securities (identified cost $212,104)	212,174

Collateralized Mortgage Obligations—8.8%
	Federal Home Loan Mortgage Corporation—5.3%
105,000	Series 1686-PJ, REMIC, 5.000%, 2/15/2024	90,064
1,109,000	Series 20-H, REMIC, 5.500%, 10/25/2023	963,011
1,119	Series 1598-ES, REMIC, 5.600%, 11/15/2005	1,115
6,564	Series 1697-PG, REMIC, 5.800%, 4/15/2006	6,531
105,000	Series 1637-GA, REMIC, 5.800%, 6/15/2023	101,848
302,414	Series 136-E, REMIC, 6.000%, 4/15/2021	290,223
314,000	Series 1534-H, REMIC, 6.000%, 1/15/2023	287,172
1,356,000	Series 23-PK, REMIC, 6.000%, 11/25/2023	1,223,004
279,000	Series 1577-PK, REMIC, 6.500%, 9/15/2023	263,775
176,000	Series 1644-K, REMIC, 6.750%, 12/15/2023	168,219
58,000	Series 33-H, REMIC, 7.500%, 6/25/2023	58,533
537,999	Series 126-A, REMIC, 9.000%, 3/15/2005	556,138

	Total	4,009,633

	Federal National Mortgage Association—3.5%
95,591	Series L-DC, REMIC, 5.000%, 1/1/2006	92,398
16,485	Series 1994-22-A, REMIC, 5.000%, 3/25/2022	16,324
42,000	Series 1993-38-L, REMIC, 5.000%, 8/25/2022	34,352
152,000	Series 1994-3-PL, REMIC, 5.500%, 1/25/2024	130,190
874,000	Series 1992-136-PJ, REMIC, 6.000%, 5/25/2021	814,559
111,000	Series 1993-198-K, REMIC, 6.000%, 12/25/2022	103,434
26,000	Series 1993-160-PK, REMIC, 6.500%, 11/25/2022	25,295
Principal Amount		Value
Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association—continued
$ 175,000	Series 1993-223-C, REMIC, 6.500%, 5/25/2023	$ 168,649
415,000	Series 1993-113-PK, REMIC, 6.500%, 7/25/2023	387,627
554,000	Series 1993-127-H, REMIC, 6.500%, 7/25/2023	514,007
155,000	Series 1993-202-J, REMIC, 6.500%, 11/25/2023	145,551
181,000	Series 1994-55-H, REMIC, 7.000%, 3/25/2024	177,460
33,355	Series G93-1-HA, REMIC 7.500%, 2/25/2021	33,482

	Total	2,643,328

	Total Collateralized Mortgage Obligations (identified cost $6,542,577)	6,652,961

Corporate Bonds—16.1%
1,195,000	Associates Corp. of North America, 6.375%, 11/15/2005	1,158,063
500,000	Bay State Gas Co., 9.200%, 6/6/2011	544,730
180,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	180,203
1,000,000	Boeing Co., 6.625%, 2/15/2038	895,930
250,000	(6)Cargill, Inc., 6.875%, 5/1/2028	214,895
100,000	Countrywide Mortgage Investments, 6.510%, 2/11/2005	95,888
450,000	Countrywide Mortgage Investments, 7.200%, 10/30/2006	435,127
800,000	Delmarva Power and Light Co., 8.500%, 2/1/2022	860,352
700,000	Ford Motor Co., 9.215%, 9/15/2021	772,058
160,000	Ford Motor Credit Co., 6.375%, 12/15/2005	153,397
59,000	Fortune Brands, Inc., 8.625%, 11/15/2021	61,035
150,000	GTE North, Inc., 8.500%, 12/15/2031	153,412
100,000	General Electric Capital Corp., 8.300%, 9/20/2009	108,669
50,000	Loews Corp., 8.875%, 4/15/2011	52,679
150,000	Monsanto Co., 6.110%, 2/3/2005	145,741
1,413,368	NYNEX Corp., 9.550%, 5/1/2010	1,527,271
500,000	New Plan Realty Trust, 6.800%, 5/15/2002	491,225
800,000	(6)Ohio National Life Insurance Co., 8.500%, 5/15/2026	801,128
150,000	PG&E Gas Transmission Northwest, 7.800%, 6/1/2025	139,455
307,000	Philip Morris Cos., Inc., 8.375%, 1/15/2017	310,973
1,000,000	Potomac Edison Co., 8.000%, 6/1/2006	1,015,990
60,000	Potomac Electric Power Co., 8.500%, 5/15/2027	62,681

VISION U.S. Government Securities Fund

Principal Amount		Value
Corporate Bonds—continued
Government Agencies—25.3%
$ 125,000	Public Service Co., Colorado, 8.750%, 3/1/2022	$ 127,225
125,000	Rochester Gas & Electric Corp., 9.375%, 4/1/2021	131,605
1,000,000	Travelers Property & Casualty Corp., 6.750%, 11/15/2006	967,170
415,000	Virginia Electric Power Co., 8.750%, 4/1/2021	432,530
370,000	Weingarten Realty Investors, 6.650%, 7/12/2027	360,565

	Total Corporate Bonds (identified cost $12,640,898)	12,199,997

	Department of Housing and Urban Development—4.5%
270,000	6.760%, 8/1/2006	267,940
360,000	6.930%, 8/1/2009	354,629
910,000	6.930%, 8/1/2013	880,624
250,000	7.120%, 8/1/2001	250,445
500,000	7.140%, 8/1/2007	504,540
1,200,000	7.660%, 8/1/2015	1,193,196

	Total	3,451,374

	Federal Home Loan Bank—0.1%
50,000	7.140%, 6/6/2001	50,123

	Federal Home Loan Mortgage Corporation—0.6%
175,000	6.943%, 3/21/2007	176,766
2,138	8.200%, 9/15/2007	2,169
131,025	9.875%, 3/15/2009	135,141
112,582	10.250%, 3/15/2009	115,685

	Total	429,761

	Federal National Mortgage Association—0.1%
53,000	5.125%, 2/13/2004	50,879

	Israel AID—2.5%
1,944,000	6.800%, 2/15/2012	1,912,974

	Overseas Private Investment Corporation—4.4%
3,500,000	6.600%, 5/21/2016	3,360,175

	Private Export Funding Corporation—0.8%
500,000	6.490%, 7/15/2007	496,285
75,000	7.950%, 11/1/2006	77,854

	Total	574,139

	Small Business Administration—10.6%
804,494	5.600%, 9/1/2008	771,535
1,663,470	6.700%, 12/1/2016	1,633,534
4,103,496	6.950%, 11/1/2016	4,078,804
161,781	7.300%, 5/1/2017	163,265
157,906	7.300%, 9/1/2019	159,232
64,139	8.850%, 8/1/2011	66,766
459,976	9.250%, 2/1/2008	479,101
661,141	9.650%, 5/1/2010	693,025

	Total	8,045,262

Principal Amount		Value
Corporate Bonds—continued
	Tennessee Valley Authority—1.7%
$ 50,000	6.000%, 11/1/2000	$ 50,006
1,348,307	7.430%, 4/1/2022	1,262,353

	Total	1,312,359

	Total Government Agencies (identified cost $21,536,633)	19,187,046

Mortgage Backed Securities—17.6%
	Federal Home Loan Mortgage Corporation—6.6%
700,000	6.420%, 12/1/2005	680,667
168,385	7.000%, 11/1/2007	168,122
127,554	7.000%, 7/1/2008	127,156
298,621	7.000%, 8/1/2008	297,689
251,679	7.000%, 11/1/2008	250,499
114,266	7.000%, 11/1/2010	114,195
89,891	7.000%, 11/1/2017	89,161
11,488	7.250%, 1/1/2005	11,612
46,131	7.250%, 11/1/2009	46,628
23,689	7.500%, 7/1/2007	23,874
178,270	7.500%, 3/1/2008	179,663
77,450	7.500%, 6/1/2008	77,717
29,452	7.500%, 11/1/2009	29,618
75,276	7.500%, 12/1/2010	75,699
20,183	7.500%, 3/1/2017	20,290
490,559	7.500%, 8/1/2017	493,316
25,721	8.000%, 5/1/2002	25,916
7,766	8.000%, 5/1/2006	7,783
219,163	8.000%, 11/1/2006	220,671
6,618	8.000%, 3/1/2007	6,663
41,106	8.000%, 9/1/2007	41,389
303,649	8.000%, 11/1/2008	305,833
20,205	8.000%, 1/1/2010	20,477
49,394	8.000%, 12/1/2010	49,749
28,573	8.250%, 12/1/2007	28,886
21,382	8.250%, 5/1/2008	21,560
38,862	8.250%, 5/1/2009	39,330
57,012	8.250%, 8/1/2009	57,636
14,908	8.500%, 6/1/2002	14,994
159,817	8.500%, 7/1/2004	161,378
5,880	8.500%, 4/1/2006	5,916
55,397	8.500%, 9/1/2009	56,228
1,155,542	8.500%, 8/1/2017	1,184,072
9,213	8.750%, 8/1/2008	9,373
8,271	9.000%, 3/1/2002	8,336
6,454	9.000%, 9/1/2019	6,692
50,635	9.250%, 6/1/2002	51,167
4,423	10.500%, 3/1/2001	4,430

	Total	5,014,385

	Federal National Mortgage Association—7.3%
413,552	6.000%, 5/1/2009	402,052
39,045	6.000%, 1/1/2014	37,657
3,696,497	6.210%, 5/1/2008	3,566,545
56,302	6.500%, 4/1/2004	56,302
10,219	6.750%, 12/1/2006	10,257
206,835	7.000%, 8/1/2005	208,792
56,548	7.500%, 11/1/2009	56,919
405,112	7.500%, 2/1/2014	404,986

VISION U.S. Government Securities Fund

Principal Amount		Value
Mortgage Backed Securities—continued
	Federal National Mortgage Association—continued
$ 23,078	8.000%, 4/1/2002	$ 23,260
139,807	8.000%, 1/1/2006	139,720
199,516	8.000%, 6/1/2008	199,454
132,051	8.000%, 1/1/2010	133,165
78,184	8.250%, 7/1/2009	78,570
28,708	8.500%, 10/1/2002	28,968
38,130	8.500%, 3/1/2012	38,747
53,868	8.750%, 5/1/2010	54,546
10,671	9.000%, 12/1/2002	10,789
43,307	9.000%, 10/1/2006	44,200
66,350	9.750%, 9/1/2017	69,162

	Total	5,564,091

	Government National Mortgage Association—3.7%
36,099	6.500%, 9/15/2002	36,200
141,216	6.500%, 12/15/2003	141,830
13,184	7.250%, 2/15/2005	13,413
67,109	7.250%, 3/15/2005	68,272
10,959	7.250%, 7/15/2005	11,014
6,085	7.250%, 10/15/2005	6,116
21,036	7.250%, 11/15/2005	21,141
33,850	7.250%, 4/15/2006	33,961
37,368	7.500%, 12/15/2005	37,730
36,544	7.500%, 6/20/2007	36,864
25,942	8.000%, 6/15/2006	26,186
15,754	8.000%, 8/15/2006	15,902
34,115	8.000%, 9/15/2006	34,446
160,086	8.000%, 11/15/2006	161,637
515,548	8.000%, 9/15/2007	520,544
133,635	8.000%, 10/15/2007	134,930
70,762	8.000%, 12/15/2009	71,459
114,178	8.000%, 2/15/2010	116,015
102,403	8.000%, 12/15/2016	104,543
19,413	8.000%, 7/15/2024	19,771
74,768	8.250%, 6/15/2008	75,773
41,098	8.375%, 4/15/2010	42,026
351,731	8.500%, 9/15/2008	357,777
147,612	8.500%, 10/20/2009	151,717
72,009	8.500%, 11/15/2017	74,597
12,989	8.750%, 2/15/2002	13,088
12,551	9.000%, 4/15/2001	12,602
1,343	9.000%, 5/15/2001	1,350
332,665	9.000%, 4/20/2023	342,229
122,156	9.000%, 10/20/2024	125,630

	Total	2,808,763

	Total Mortgage Backed Securities (identified cost $11,552,560)	13,387,239

Principal Amount or Shares		Value
Municipals—6.7%
$ 472,096	Arkansas Development Finance Authority, 9.750%, 11/15/2005	$ 502,423
225,000	Chicago, IL, Public Building Commission, 7.000%, 1/1/2007	224,748
250,000	Connecticut Development Authority, 8.550%, 8/15/2008	263,437
35,000	Connecticut State HEFA, 7.070%, 11/1/2001	35,000
100,000	Orlando, FL, Aviation Authority, 8.250%, 10/1/2004	104,834
195,000	Miami, FL, 8.650%, 7/1/2019	217,092
3,100,000	Minneapolis/St. Paul, MN Airport Commission, 8.950%, 1/1/2022	3,291,952
80,000	New York City, NY, 9.900%, 2/1/2015	84,241
100,000	New York City, NY, 10.500%, 11/15/2012	105,406

	Total Municipals (identified cost $5,330,988)	5,085,778

U.S. Treasury Obligations—21.7%
	U.S. Treasury Bonds—14.8%
1,000,000	6.625%, 2/15/2027	1,086,470
7,250,000	14.000%, 11/15/2011	10,153,262

	Total	11,239,732

	U.S. Treasury Notes—6.9%
5,250,000	6.375%, 3/31/2001	5,247,952

	Total U.S. Treasury Obligations (identified cost $16,523,369)	16,487,684

Mutual Funds—1.3%
9,211	SSGA US Government Money Market Fund, 6.240%	9,211
1,020,970	Seven Seas Money Market Fund, 6.290%	1,020,970

	Total Mutual Funds (at net asset value)	1,030,181

	Total Investments (identified cost $75,369,310)	$74,243,060

(See Notes to Portfolios of Investments)
VISION New York Municipal Income Fund
Portfolio of Investments
October 31, 2000 (unaudited)

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—95.8%
	New York—90.6%
$ 45,000	34th Street Partnership, Inc., NY, 5.50% (Original Issue Yield: 5.613%), 1/1/2023	NR/A1	$ 43,624
200,000	Albany, NY, Housing Authority, Revenue Bonds, 5.20% (KeyBank, N.A. LOC), 12/1/2013	NR/Aa3	189,796
150,000	Albany, NY, Housing Authority, Revenue Bonds, 5.40% (KeyBank, N.A. LOC), 12/1/2018	NR/Aa3	140,770
200,000	Albany, NY, Housing Authority, Revenue Bonds, 5.50% (KeyBank, N.A. LOC), 12/1/2028	NR/Aa3	187,778
25,000	Alden Central School District, NY, GO UT, 6.25% (AMBAC INS)/(Original Issue Yield: 6.40%), 6/15/2009	AAA/Aaa	27,729
525,000	Allegany County, NY, IDA, Revenue Bonds, 6.625% (Atlantic Richfield Co.)/(Original Issue Yield: 6.625%), 9/1/2016	AA+/Aa2	547,638
500,000	Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage Program)/ (GNMA COL), 9/1/2021	NR/Aaa	494,205
10,000	Batavia, NY, GO UT Bonds, 6.55% (MBIA INS)/ (Original Issue Yield: 6.60%), 5/1/2005	AAA/Aaa	10,808
10,000	Brighton, NY, 8.00% (MBIA INS), 10/15/2002	AAA/Aaa	10,670
50,000	Brockport, NY, Central School District, GO UT, 5.40% (Original Issue Yield: 5.55%), 6/15/2011	AAA/Aaa	51,353
50,000	Broome County, NY, Certificate of Participation, 5.25% (MBIA INS)/(Original Issue Yield: 5.578%), 4/1/2022	AAA/Aaa	47,740
10,000	Buffalo & Fort Erie, NY, Public Bridge Authority, 6.00% (MBIA INS)/ (Original Issue Yield: 5.05%), 1/1/2004	AAA/Aaa	10,454
25,000	Byron Bergen, NY, Central School District, GO UT School Improvement Bonds, 6.00%, 6/15/2003	NR/A3	25,944

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 25,000	Camden, NY, Central School District, GO UT School Improvement Bonds, 7.10% (AMBAC INS), 6/15/2006	AAA/Aaa	$ 28,129
30,000	Carmel, NY, 6.30%, 11/15/2011	NR/Aa3	33,618
25,000	Chautauqua County, NY, 7.30% (FGIC INS), 4/1/2006	AAA/Aaa	28,254
100,000	Cheektowaga, NY, Central School District, GO UT, 5.875% (FGIC INS)/(Original Issue Yield: 5.95%), 6/1/2014	NR/Aaa	105,365
25,000	Cheektowaga, NY, GO UT, 5.65%, 8/15/2005	NR/Aa3	26,109
30,000	Cherry Valley Springfield, NY, Central School District, School Improvement Bonds, 7.80%, 5/1/2011	AAA/Aaa	37,092
25,000	East Irondequoit, NY, Central School District, GO UT, 6.90%, 12/1/2002	NR/A2	26,216
25,000	East Rochester, NY, Unified Free School District, GO UT, 6.30% (AMBAC INS), 6/15/2003	AAA/Aaa	26,115
50,000	Erie County, NY, Water Authority, (Series A), 6.00% (AMBAC INS)/ (Original Issue Yield: 7.25%), 12/1/2008	AAA/Aaa	53,215
1,030,000	Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB+/Baa1	981,992
25,000	Fairport, NY, Central School District, GO UT, 5.00% (MBIA INS), 6/15/2003	AAA/Aaa	25,363
20,000	Frontier, NY, Central School District, Hamburg Township, GO UT, 9.50% (MBIA INS)/(Original Issue Yield: 9.50%), 6/1/2002	AAA/Aaa	21,528

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 25,000	Greece, NY, Central School District, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 5.55%), 6/15/2004	AAA/Aaa	$ 26,311
30,000	Greece, NY, GO UT, 6.25% (AMBAC INS), 12/1/2007	AAA/Aaa	33,029
25,000	Hilton, NY, Central School District, GO UT, 6.85%, 6/15/2001	NR/A2	25,374
125,000	Holiday Square Housing Development Corp., NY, Section 8 Assisted Project, 5.80% (Holiday Square Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024	NR/Aaa	123,574
20,000	Holland, NY, Central School District, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 5.50%), 6/15/2003	AAA/Aaa	20,771
100,000	Housing Corp., NY, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.65%), 11/1/2018	AAA/Aa3	92,982
25,000	Housing Corp., NY, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.60%), 11/1/2013	AAA/Aa3	24,474
15,000	Irondequoit, NY, 6.80% (Original Issue Yield: 7.20%), 3/1/2011	NR/A2	17,283
50,000	Ithaca, NY, 6.80%, 5/15/2003	NR/Aa	52,838
600,000	Jamestown, NY (Series A), 7.00% (AMBAC INS)/(Original Issue Yield: 7.05%), 3/15/2007	AAA/Aaa	679,242
20,000	Kenmore, NY, GO UT, 6.35% (MBIA INS), 10/15/2009	AAA/Aaa	22,431
50,000	Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012	NR/Baa1	50,630
25,000	Lancaster Town, NY, GO UT Bonds, 5.30% (FSA INS), 6/1/2005	AAA/Aaa	25,814
495,000	Liverpool, NY, Central School District, GO UT, 6.50%, 7/15/2004	AAA/Aaa	530,234
1,500,000	Metropolitan Transportation Authority, NY, (Series A) Revenue Bond, 5.25% (FSA INS), 4/1/2023	AAA/Aaa	1,441,680

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 610,000	Monroe County, NY, GO UT Public Improvement Bonds, 6.00% (Original Issue Yield: 5.34%), 3/1/2016	AA/Aa2	$ 666,840
25,000	Monroe County, NY, GO UT Public Improvement Bonds, 6.05% (AMBAC INS)/(United States Treasury PRF)/(Original Issue Yield: 6.049%), 6/1/2004 (@102)	AAA/Aaa	26,793
25,000	Monroe County, NY, IDA, Revenue Bonds, 5.80% (Nazareth College)/(MBIA INS)/(Original Issue Yield: 5.799%), 6/1/2010	AAA/Aaa	26,360
25,000	Monroe Woodbury, NY, Central School District, GO UT, 6.70% (FGIC INS), 11/15/2010	AAA/Aaa	26,790
250,000	Municipal Assistance Corp of New York, (Series L), 6.00% (Original Issue Yield: 4.85%), 7/1/2007	AA/Aa1	269,955
375,000	Nassau County, NY, GO UT, 6.05% (FGIC INS)/(Original Issue Yield: 6.15%), 5/15/2004	AAA/Aaa	390,514
800,000	Nassau County, NY, GO UT, (Series A), 6.50% (FGIC INS)/(Original Issue Yield: 4.85%), 5/1/2006	AAA/Aaa	872,920
500,000	Nassau County, NY, GO UT, (Series F), 7.00% (FSA INS), 3/1/2010	AAA/Aaa	580,500
500,000	Nassau County, NY, GO UT, (Series X), 8.00% (MBIA INS)/(Original Issue Yield: 8.40%), 11/1/2004	AAA/Aaa	561,565
500,000	Nassau County, NY, (Series A), Special Tax, Revenue Bonds, 5.75% (Original Issue Yield: 5.18%), 11/15/2013	AA-/Aa3	525,075
50,000	New York City Housing Development Corp., Refunding Revenue Bonds, 5.85% (FHA INS), 5/1/2026	AA/Aa2	50,117
100,000	New York City Housing Development Corp. (Series A), 7.35% (FHA INS)/(Original Issue Yield: 7.349%), 6/1/2019	AAA/NR	103,336

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 700,000	New York City, NY, GO UT, 8.25% (Original Issue Yield: 8.40%), 6/1/2006	A/A2	$ 819,742
1,805,000	New York City, NY, IDA, Revenue Bonds, 5.85% (Nightingale-Bamford School Project)/(Original Issue Yield: 5.85%), 1/15/2020	A/A3	1,819,169
2,160,000	New York City, NY, IDA, Revenue Bonds, 5.65% (United Air Lines)/(Original Issue Yield: 5.682%), 10/1/2032	BB+/Baa3	1,901,016
1,000,000	New York City, NY, IDA, Revenue Bonds, 6.00% (Terminal One Group Association)/(Original Issue Yield: 6.40%), 1/1/2015	A/A3	1,024,610
1,450,000	New York City, NY (Series B1), 7.20% (Original Issue Yield: 7.30%), 8/15/2008	A/A2	1,600,568
1,000,000	New York City, NY (Series J), 6.125%, 8/1/2011	A/A2	1,069,960
1,000,000	New York City, NY (Series L), 5.25% (MBIA INS)/(Original Issue Yield: 5.40%), 8/1/2009	AAA/Aaa	1,037,850
1,000,000	New York City, NY, Transitional Finance Authority, Public Improvement Revenue Bonds, (Series C), 5.00% (Original Issue Yield: 5.17%), 5/1/2019	AA+/Aa2	938,540
1,000,000	New York City, NY, Transitional Finance Authority, Public Improvement Revenue Bonds (Series C), 5.00% (Original Issue Yield: 5.23%), 5/1/2026	AA+/Aa2	917,160
100,000	New York City, NY, Transitional Finance Authority, Revenue Bonds (Series A), 5.00% (Original Issue Yield: 5.13%), 8/15/2013	AA+/Aa2	99,015
1,250,000	New York City, NY, Transitional Finance Authority, (Series A), 5.75% (Original Issue Yield: 5.19%), 2/15/2015	AA/Aa2	1,310,150
500,000	New York City, NY, Transitional Finance Authority, (Series B), 6.125% (Original Issue Yield: 5.84%), 11/15/2015	AA+/Aa2	540,110

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 50,000	New York State Dormitory Authority, (Series A), 5.50% (Original Issue Yield: 5.90%), 5/15/2013	A/A3	$ 51,671
1,500,000	New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.00% (FSA INS)/ (Original Issue Yield: 5.05%), 1/15/2016	AAA/Aaa	1,437,435
500,000	New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.10% (AMBAC INS), 2/1/2019	NR/Aaa	472,755
1,550,000	New York State Dormitory Authority, Refunding Revenue Bonds (Series A), 5.00% (University of Rochester, NY)/(Original Issue Yield: 5.15%), 7/1/2018	AAA/Aaa	1,465,525
20,000	New York State Dormitory Authority, Refunding Revenue Bonds (Series B), 5.25% (Original Issue Yield: 5.75%), 5/15/2019	A/A3	19,708
1,000,000	New York State Dormitory Authority, Refunding Revenue Bonds 5.50% (FGIC INS)/(Original Issue Yield: 5.67%), 7/1/2012	AAA/Aaa	1,020,720
70,000	New York State Dormitory Authority, Refunding Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 6.00%), 7/1/2013	AAA/Aaa	75,183
505,000	New York State Dormitory Authority, Refunding Revenue Bonds, 6.00% (Connie Lee LOC)/ (Original Issue Yield: 4.875%), 7/1/2008	AAA/NR	544,622
1,000,000	New York State Dormitory Authority, Refunding Revenue Bonds, 6.10% (Asset Guaranty LOC)/ (Original Issue Yield: 6.20%), 7/1/2004	AA/NR	1,042,020
120,000	New York State Dormitory Authority, Refunding Revenue Bonds, 7.15% (R & J Jewish Geriatric Center)/(FHA INS), 8/1/2014	AAA/NR	130,726

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 20,000	New York State Dormitory Authority, Revenue Bonds, 5.00% (Rochester University-Strong Memorial Hospital), 7/1/2005	AAA/NR	$ 20,487
500,000	New York State Dormitory Authority, Revenue Bonds, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.11%), 7/1/2014	AAA/Aaa	492,910
900,000	New York State Dormitory Authority, Revenue Bonds, 5.25%, 7/1/2015	A/A2	886,824
1,000,000	New York State Dormitory Authority, Revenue Bonds, 5.00% (MBIA INS)/ (Original Issue Yield: 5.24%), 2/15/2023	AAA/Aaa	921,070
185,000	New York State Dormitory Authority, Revenue Bonds, 5.85% (Arden Hill)/(FHA INS), 8/1/2026	AAA/NR	186,733
450,000	New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS), 8/1/2026	AAA/NR	454,216
1,000,000	New York State Dormitory Authority, Revenue Bonds, 6.05% (Lutheran Center at Poughkeepsie)/(Key Bank of New York LOC)/ (Original Issue Yield: 6.08%), 7/1/2026	NR/Aa3	1,020,770
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	A/A3	2,292,680
2,000,000	New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013	A/A3	2,424,980
15,000	New York State Dormitory Authority, Revenue Bonds, 7.85% (FHA INS)/(Original Issue Yield: 7.849%), 2/1/2029	AAA/NR	15,155
1,970,000	New York State Environmental Facilities Corp., 5.00%, 10/15/2015	AAA/Aaa	1,934,363
150,000	New York State Environmental Facilities Corp., PCRB, 5.20%, 5/15/2014	AAA/Aaa	152,404

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$1,000,000	New York State Environmental Facilities Corp., Refunding Revenue Bonds, (Series F), 5.25%, 6/15/2014	AA-/Aa1	$1,010,100
1,055,000	New York State Environmental Facilities Corp. (Series C) PCRB, 5.85%, 1/15/2015	AAA/Aaa	1,104,258
25,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series A), 5.70% (Occidental Petroleum Corp.)/(Original Issue Yield: 5.75%), 9/1/2028	BBB-/Baa3	22,948
110,000	New York State HFA, Refunding Revenue Bonds, 7.90% (United States Treasury COL), 11/1/2006	AAA/Aaa	122,165
250,000	New York State HFA, Refunding Revenue Bonds, 8.00% (Original Issue Yield: 8.079%), 11/1/2008	A/A3	254,360
25,000	New York State HFA, (Series A), 6.90%, 8/15/2007	NR/Aa1	26,018
1,000,000	New York State HFA, Service Contract Obligation Revenue Bonds (Series A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	A/Baa1	1,067,100
1,000,000	New York State Local Government Assistance Corp., (Series B), 4.875% (MBIA INS)/(Original Issue Yield: 5.17%), 4/1/2020	AAA/Aaa	909,830
1,000,000	New York State Local Government Assistance Corp. (Series A), 6.00% (Original Issue Yield: 6.106%), 4/1/2016	AA-/A3	1,042,290
30,000	New York State Medical Care Facilities Finance Agency, Hospital & Nursing Home Revenue Bonds (Series B), 6.00% (Buffalo General Hospital)/(FHA INS)/ (Original Issue Yield: 6.218%), 8/15/2014	AAA/NR	31,191

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 25,000	New York State Medical Care Facilities Finance Agency, Refunding Revenue Bonds, 5.75% (FHA INS)/(Original Issue Yield: 5.85%), 2/15/2008	AAA/NR	$ 26,141
170,000	New York State Medical Care Facilities Finance Agency, Revenue Bonds, 7.80%, 2/15/2019	A/A3	171,282
35,000	New York State Medical Care Facilities Finance Agency, Revenue Bonds, (Series C), 7.00%, 8/15/2003	AA/Aa2	36,268
2,000,000	New York State Thruway Authority, 5.00% (FGIC INS), 4/1/2018	AAA/Aaa	1,896,280
25,000	Niagara Falls, NY, Bridge Commission, (Series B), 5.25% (FGIC INS)/ (Original Issue Yield: 5.35%), 10/1/2015	AAA/Aaa	25,479
175,000	Niagara County, NY, GO UT, 7.10% (MBIA INS), 2/15/2010	AAA/Aaa	204,607
235,000	Niagara County, NY, GO UT, (Series A), 5.25% (MBIA INS), 8/15/2012	AAA/NR	238,389
20,000	Niagara Frontier Transportation Authority, Revenue Bonds, 6.00% (Greater Buffalo International Airport)/ (AMBAC INS)/(Original Issue Yield: 6.15%), 4/1/2007	AAA/Aaa	21,097
1,000,000	North Babylon Unified Free School District, NY, (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 2/15/2017	NR/Aaa	1,010,480
400,000	Oneida, NY, Health Care Corp., Revenue Bonds (Series A), 7.20% (FHA INS), 8/1/2031	A/NR	412,780
75,000	Onondaga County, NY, GO UT, 8.80% (Original Issue Yield: 9.20%), 3/15/2003	NR/Aa2	82,253
85,000	Onondaga County, NY, IDA, University and College Improvements Revenue Bonds, 5.00%, 3/1/2009	NR/Baa2	81,716
1,580,000	Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019	NR/Aa1	1,521,066

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 25,000	Orchard Park, NY, Central School District, GO UT, 6.50% (FGIC INS)/(Original Issue Yield: 6.25%), 6/1/2002	AAA/Aaa	$ 25,785
25,000	Ossining Village, NY, 8.10% (FGIC INS), 7/15/2001	AAA/Aaa	25,651
50,000	Penfield, NY, Central School District, GO UT, 5.20% (Original Issue Yield: 5.40%), 6/15/2010	AAA/Aaa	51,084
25,000	Perry Central School District, NY, GO UT, 5.10% (MBIA INS), 6/15/2001	AAA/Aaa	25,120
25,000	Putnam County, NY, 7.10%, 8/15/2002	NR/Aa2	26,170
175,000	Riverton Housing Corp., Revenue Bonds, 6.65% (FHA INS), 8/1/2024	AA-/NR	184,252
15,000	Rochester, NY, GO UT, 6.00% (Original Issue Yield: 6.40%), 8/1/2001	AA/A1	15,175
645,000	Rome, NY, City School District, GO UT, 5.50% (FSA INS)/(Original Issue Yield: 5.24%), 6/15/2012	NR/Aaa	674,077
20,000	Saugerties, NY, GO UT, 5.375% (FSA INS)/(Original Issue Yield: 5.70%), 6/15/2015	NR/Aaa	20,519
155,000	Schenectady, NY IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/ (Original Issue Yield: 5.467%), 12/1/2029	NR/Aaa	150,914
10,000	Spackenkill, NY, Unified Free School District, GO UT, 6.125%, 9/15/2014	NR/A1	10,895
10,000	Springville, NY, GO UT Refunding Bonds, 7.90%, 8/1/2003	NR/Baa1	10,788
1,000,000	Suffolk County, NY, GO UT (Series A) Recreational Facilities, 5.25% (FGIC INS)/(Original Issue Yield: 4.92%), 8/1/2013	AAA/Aaa	1,025,650
65,000	Tompkins County, NY, GO UT (Series B), 5.625% (Original Issue Yield: 5.80%), 9/15/2013	NR/Aa2	66,832
1,000,000	Tompkins County, NY, IDA, Revenue Bonds, 6.05% (Ithacare Center Project)/ (FHA INS), 2/1/2017	AAA/NR	1,040,350

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 290,000	Tompkins, NY, Health Care Corp., 10.80% (Reconditioning Home, Inc. Project)/(FHA INS), 2/1/2028	A/NR	$ 349,717
305,000	Tonawanda Town, NY, Refunding Revenue Bonds, 5.25% (HUD Section 8 LOC), 6/1/2010	NR/A3	297,372
190,000	Tonawanda Town, NY, Refunding Revenue Bonds, 5.25% (HUD Section 8 LOC), 12/1/2010	NR/A3	185,062
200,000	Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.821%), 1/1/2009	A+/Aa3	223,370
100,000		A+/Aa3	97,370
1,000,000	Triborough Bridge & Tunnel Authority, NY, Special Obligation Refunding Revenue Bonds, (Series A), 6.50% (MBIA INS)/(Original Issue Yield: 6.55%), 1/1/2004	AAA/Aaa	1,023,140
470,000	Triborough Bridge & Tunnel Authority, NY, (Series Y) General Purpose Revenue Bonds, 5.50% (Original Issue Yield: 6.16%), 1/1/2017	A+/Aa3	484,213
2,000,000	Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bonds, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	AAA/Aaa	2,185,740
410,000	Triborough Bridge & Tunnel Authority, NY, Special Obligation Revenue Bonds (Series A), 6.625% (MBIA INS)/(Original Issue Yield: 6.86%), 1/1/2017	AAA/Aaa	419,410
50,000	Union Endicott, NY, Central School District, GO UT (Series A), 5.50% (FSA INS)/ (Original Issue Yield: 5.55%), 7/15/2010	AAA/Aaa	51,839

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$ 320,000	Utica, NY, Industrial Development Agency Civic Facility, (Series A) Revenue Bonds, 5.375% (Munson- Williams-Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	NR/Aa3	$ 311,149
270,000	Utica, NY, Industrial Development Agency Civic Facility, (Series A) Revenue Bonds, 5.50% (Munson- Williams-Proctor), 7/15/2029	NR/Aa3	259,991
15,000	Warwick Valley, NY, Central School District, GO UT, 6.55% (FGIC INS)/ (Original Issue Yield: 6.70%), 6/1/2008	AAA/Aaa	16,818
30,000	Webster, NY, Central School District, GO UT, 6.25% (AMBAC INS)/(Original Issue Yield: 6.20%), 6/15/2003	AAA/Aaa	31,400
50,000	West Seneca, NY, Central School District, GO UT, 5.625% (FGIC INS)/ (Original Issue Yield: 5.70%), 6/15/2011	AAA/Aaa	52,155
30,000	Westchester County, NY, GO UT, 6.60% (Original Issue Yield: 6.90%), 5/1/2010	AAA/Aaa	34,271
25,000	Westchester County, NY, GO UT, 6.70% (Original Issue Yield: 6.75%), 11/1/2007	AAA/Aaa	28,360
65,000	Williamsville, NY, Central School District, GO UT, 6.50% (MBIA INS)/ (Original Issue Yield: 6.80%), 12/1/2010	AAA/Aaa	74,055

	Total		61,386,576

	Guam—4.8%
3,200,000	Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%, 9/1/2031	AAA/NR	3,234,464

	Puerto Rico—0.4%
100,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds, 6.25% (FSA LOC), 7/1/2016	AAA/Aaa	113,517
165,000	Puerto Rico Industrial, Medical & Environmental PCA, Industrial Improvement Revenue Bonds, 6.50% (Abbott Laboratories), 7/1/2009	NR/Aa1	166,436

(See Notes to Portfolios of Investments)
VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	Puerto Rico——continued
25,000	Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.10% (American Home Products Corp.)/(Original Issue Yield: 5.30%), 12/1/2018	NR/A2	22,999

	Total		302,952

	Total Long-Term Municipals (identified cost $65,404,490)		64,923,992

Principal Amount		Credit Rating(5)	Value
Short-Term Municipals—3.5%
	New York—3.5%
1,600,000	New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 1995 A) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	AAA/Aaa	1,600,000
400,000	New York City, NY, (1994 Series B-2) Daily VRDNs (Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)	AAA/Aa3	400,000
400,000	New York City, NY, GO UT, (Series B) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	AAA/Aaa	400,000

	Total Short-Term Municipals		2,400,000

	Total Investments (identified cost $67,804,490)		$67,323,992

(See Notes to Portfolios of Investments)
VISION Large Cap Value Fund
Portfolio of Investments
October 31, 2000 (unaudited)

Shares		Value

Common Stocks—95.4%
	Aerospace/Defense—0.9%
4,200	Boeing Co.	$ 284,812

	Aluminum—1.2%
13,568	Alcoa, Inc.	389,232

	Autos—2.6%
21,139	Ford Motor Co.	552,256
5,234	General Motors Corp.	325,162

	Total	877,418

	Auto Parts-Equipment—0.0%
759	Visteon Corp.	13,425

	Banking—2.9%
13,700	Bank of America Corp.	658,456
10,600	First Union Corp.	321,312

	Total	979,768

	Banks-Major Regional—5.6%
17,600	Fleet Boston Financial Corp.	668,800
33,100	U.S. Bancorp, Inc.	800,606
8,400	Wells Fargo Co.	389,025

	Total	1,858,431

	Banks-Money Center—1.5%
6,450	Chase Manhattan Corp.	293,475
1,300	Morgan (J.P.) & Co., Inc.	215,150

	Total	508,625

	Broadcasting-TV, Radio & Cable—1.1%
9,300	Comcast Corp., Class A	378,975

	Chemicals—1.0%
3,000	Dow Chemical Co.	91,875
5,600	Du Pont (E.I.) de Nemours & Co.	254,100

	Total	345,975

	Communications Equipment—1.0%
700	Avaya, Inc.	9,406
8,400	Lucent Technologies, Inc.	195,825
5,100	Motorola, Inc.	127,181

	Total	332,412

	Computers-Hardware—1.9%
11,000	Compaq Computer Corp.	334,510
8,900	Electronics for Imaging, Inc.	137,950
3,200	Hewlett-Packard Co.	148,600

	Total	621,060

	Computers-Services—1.1%
5,900	Electronic Data Systems Corp.	276,931
16,200	MarchFirst, Inc.	94,163

	Total	371,094

	Computers-Software—1.0%
4,700	Microsoft Corp.	323,713

	Consumer Finance—2.6%
22,700	Countrywide Credit Industries, Inc.	849,831

Shares		Value

Common Stocks—continued
	Distributors-Food & Health—1.9%
6,700	Cardinal Health, Inc.	$ 634,825

	Electric Companies—2.9%
3,500	Duke Energy Corp.	302,531
9,000	TXU Corp.	333,563
12,400	Xcel Energy, Inc.	316,975

	Total	953,069

	Electrical Equipments—1.4%
10,000	Symbol Technologies, Inc.	454,375

	Electronics-Semiconductors—1.5%
6,600	National Semiconductor Corp.	171,600
7,000	Texas Instruments, Inc.	343,438

	Total	515,038

	Entertainment—1.3%
12,000	Walt Disney Co.	429,750

	Equipment-Semiconductors—0.3%
3,250	Teradyne, Inc.	101,563

	Financial-Diversified—0.9%
5,100	American Express Co.	306,000

	Financial Services-Diversified—8.4%
23,933	Citigroup, Inc.	1,259,474
9,500	Fannie Mae	731,500
17,165	INMC Mortgage Holdings, Inc.	358,319
5,400	Morgan Stanley, Dean Witter, Discover & Co.	433,688

	Total	2,782,981

	Health Care-Diversified—1.0%
5,300	American Home Products Corp.	336,550

	Health Care-Medical Products & Supplies—0.6%
12,900	Boston Scientific Corp.	205,594

	Home Building—2.4%
26,700	Kaufman & Broad Homes Corp.	794,325

	Housewares—0.7%
11,600	Newell Rubbermaid, Inc.	222,575

	Insurance—5.7%
5,905	American International Group, Inc.	578,690
13,850	Jefferson-Pilot Corp.	952,187
7,600	Lincoln National Corp.	367,650

	Total	1,898,527

	Leisure Time-Products—1.3%
33,900	Mattel, Inc.	438,581

	Lodging-Hotels—0.7%
10,000	Carnival Corp.	248,125

	Machinery-Diversified—2.3%
7,900	Deere & Co.	290,819
30,200	Milacron, Inc.	481,313

	Total	772,132

VISION Large Cap Value Fund

Shares		Value
Common Stocks—continued
	Manufacturing-Diversified—3.7%
14,800	Honeywell International, Inc.	$ 796,425
7,800	Tyco International Ltd.	442,162

	Total	1,238,587

	Natural Gas-Distribution-Pipe Line—2.5%
6,100	Coastal Corp.	460,169
14,500	MCN Energy Group, Inc.	357,063

	Total	817,232

	Office Equipment & Supplies—0.7%
7,500	Pitney Bowes, Inc.	222,656

	Oil—5.5%
9,200	Chevron Corp.	755,550
11,937	Exxon Mobil Corp.	1,064,631

	Total	1,820,181

	Oil & Gas-Exploration & Production—2.7%
5,200	Apache Corp.	287,625
16,800	Burlington Resources, Inc.	604,800

	Total	892,425

	Oil & Gas-Refining& Marketing—4.4%
25,000	Conoco, Inc., Class B	679,687
28,900	USX Corp.	785,719

	Total	1,465,406

	Paper & Forest Products—1.4%
12,300	International Paper Co.	450,488

	Photography/Imaging—0.8%
5,600	Eastman Kodak Co.	251,300

	Railroads—1.1%
8,100	Union Pacific Corp.	379,688

	Retail-Restaurants—2.0%
10,100	McDonald’s Corp.	313,100
16,600	Wendy’s International, Inc.	361,050

	Total	674,150

Shares		Value
Common Stocks—continued
	Retail-Specialty—0.7%
16,800	Staples, Inc.	$ 239,400

	Retail Stores-Drug Store—0.6%
3,500	CVS Corp.	185,281

	Service-Commercial & Consumer—1.2%
32,500	Cendant Corp.	390,000

	Telecommunications Equipment—0.3%
3,405	General Motors Corp., Class H	110,322

	Telephone—5.0%
6,600	Alltel Corp.	425,287
10,200	SBC Communications, Inc.	588,413
10,980	Verizon Communications	634,781

	Total	1,648,481

	Telephone-Long Distance—3.5%
16,644	AT&T Corp.	385,933
5,700	Sprint Corp.	145,350
25,950	WorldCom, Inc.	616,313

	Total	1,147,596

	Tobacco—1.6%
14,900	Philip Morris Cos., Inc.	545,712

	Total Common Stocks (identified cost $30,026,585)	31,707,686

	Mutual Funds—6.1%
562,187	SSGA US Government Money Market Fund, Series A	562,187
1,461,750	Seven Seas Money Market Fund	1,461,750

	Total Mutual Funds (at net asset value)	2,023,937

	Total Investments (identified cost $32,050,522)	$33,731,623

(See Notes to Portfolios of Investments)
VISION Mid Cap Stock Fund
Portfolio of Investments
October 31, 2000 (unaudited)

Shares		Value
Common Stocks—97.2%
	Auto Parts & Equipment—2.1%
15,400	Borg-Warner Automotive, Inc.	$ 581,350
9,500	Harley Davidson, Inc.	457,781
27,000	Lear Corp.	735,750
21,800	Superior Industries International, Inc.	742,563

	Total	2,517,444

	Basic Materials—0.4%
24,200	Lubrizol Corp.	524,838

	Capital Goods—0.9%
14,500	Pentair, Inc.	432,281
12,000	Textron, Inc.	605,250

	Total	1,037,531

	Chemicals—2.0%
13,000	Avery Dennison Corp.	656,500
13,000	Eastman Chemical Co.	557,375
64,900	Grace (W.R.) & Co.	247,431
25,000	Millennium Chemicals, Inc.	403,125
15,000	Praxair, Inc.	558,750

	Total	2,423,181

	Communications Equipment—0.7%
13,300	(7)ADC Telecommunications, Inc.	284,287
9,300	(7)Maxim Integrated Products, Inc.	616,706

	Total	900,993

	Communications Services—4.0%
36,800	BroadWing, Inc.	1,039,600
7,000	(7)Echostar Communications Corp., Class A	316,750
23,900	Hispanic Broadcasting Corp.	746,875
15,100	Infinity Broadcasting Corp., Class A	502,075
38,000	(7)Univision Communications, Inc., Class A	1,453,500
40,000	(7)Westwood One, Inc.	757,500

	Total	4,816,300

	Computers—0.4%
12,100	(7)NCR Corp.	521,813

	Computers-Hardware—0.1%
8,400	(7)Apple Computer, Inc.	164,325

	Computers-Services—2.4%
50,700	(7)Cadence Design Systems, Inc.	1,302,356
48,700	(7)Network Associates, Inc.	937,475
19,200	(7)Sabre Group Holdings, Inc.	642,000

	Total	2,881,831

	Computers-Software—6.6%
35,400	(7)Intuit, Inc.	2,174,887
11,800	Portal Software, Inc.	415,213
36,600	Rational Software Corp.	2,184,563
38,800	Reynolds & Reynolds Co., Class A	693,550
33,100	(7)SunGuard Data Systems, Inc.	1,692,238
26,700	(7)Sybase, Inc.	559,031
Shares		Value
Common Stocks—continued
	Computers-Software—continued
7,300	(7)Teradyne, Inc.	$ 228,125

	Total	7,947,607

	Consumer Cyclical—0.6%
16,400	Tiffany & Co.	700,075

	Electrical Equipment—2.7%
15,900	American Power Conversion Corp.	205,706
16,900	Harris Corp.	535,519
8,800	Pitney Bowes, Inc.	261,250
29,900	(7)SCI Systems, Inc.	1,285,700
32,200	(7)Vishay Intertechnology, Inc.	966,000

	Total	3,254,175

	Electronic-Semiconductors—5.1%
16,900	(7)Altera Corp.	691,844
96,100	(7)Atmel Corp.	1,435,494
25,600	Lam Research Corp.	496,000
11,000	Linear Technology Corp.	710,188
30,400	(7)Vitesse Semiconductor Corp.	2,126,100
9,500	(7)Xilinx, Inc.	688,156

	Total	6,147,782

	Energy—6.1%
11,900	Apache Corp.	658,219
29,000	(7)Calpine Corp.	2,289,187
29,800	Constellation Energy Group	1,242,287
29,800	DPL, Inc.	845,575
9,600	Diamond Offshore Drilling, Inc.	331,800
14,600	Halliburton Co.	541,112
13,400	Phillips Petroleum Co.	827,450
23,900	(7)Southern Energy, Inc.	651,275

	Total	7,386,905

	Financial-Diversified—5.6%
31,900	Amsouth Bancorp.	444,606
10,600	Comerica, Inc.	639,312
23,800	(7)E*Trade Group, Inc.	346,587
25,000	Firstar Corp.	492,187
18,100	Hartford Financial Services Group, Inc.	1,347,319
27,600	Pinnacle West Capital Corp.	1,198,875
8,000	SouthTrust Corp.	259,000
24,400	(7)Stilwell Financial, Inc.	1,093,425
21,400	Washington Mutual, Inc.	941,600

	Total	6,762,911

	Food & Beverage—1.5%
19,200	ConAgra, Inc.	410,400
29,800	Hormel Foods Corp.	501,012
27,400	Universal Foods Corp.	541,150
25,000	Whitman Corp.	325,000

	Total	1,777,562

	Hardware & Tools—0.7%
22,300	Black & Decker Corp.	839,037

VISION Mid Cap Stock Fund

Shares		Value
Common Stocks—continued
	Health Care—1.8%
53,900	Health Management Association, Class A	$ 1,067,894
14,000	(7)Lincare Holdings, Inc.	588,875
6,100	(7)Universal Health Services, Inc., Class B	511,638

	Total	2,168,407

	Health Care-Drugs/Pharmaceuticals—5.9%
10,900	Allergan, Inc.	916,281
13,300	(7)Alza Corp.	1,076,469
5,000	(7)Biogen, Inc.	300,937
12,700	CV Therapeutics, Inc.	1,000,125
8,400	(7)Cephalon, Inc.	450,450
10,000	(7)Elan Corp. PLC, ADR	519,375
9,900	(7)Forest Laboratories, Inc., Class A	1,311,750
10,900	(7)King Pharmaceuticals, Inc.	488,456
15,000	(7)Sepracor, Inc.	1,021,875

	Total	7,085,718

	Health Care-Medical Instruments—0.7%
15,000	(7)St. Jude Medical, Inc.	825,000

	Health Care-Medical Products/Supplies—2.8%
7,300	Cardinal Health, Inc.	691,675
18,400	(7)Edwards Lifesciences Corp.	247,250
8,000	(7)Genzyme Corp.	568,000
8,000	Hillenbrand Industries, Inc.	370,000
33,000	Stryker Corp.	1,555,125

	Total	3,432,050

	Health Care-Optical—0.4%
10,800	Bausch & Lomb, Inc.	416,475

	Insurance—1.0%
30,000	AON Corp.	1,243,125

	Insurance-Life/Health—4.6%
13,000	Lincoln National Corp.	628,875
21,100	PartnerRe Ltd.	1,149,950
20,000	St. Paul Cos., Inc.	1,025,000
24,200	Torchmark Corp.	806,163
8,800	Wellpoint Health Networks, Inc.	1,029,050
12,500	XL Capital Ltd.	960,938

	Total	5,599,976

	Manufacturing—1.0%
5,600	Illinois Tool Works, Inc.	311,150
12,000	Ingersoll-Rand Co.	453,000
18,500	Pall Corp.	398,906

	Total	1,163,056

	Manufacturing-Diversified—2.0%
12,000	Millipore Corp.	630,000
9,200	Parker-Hannifin Corp.	380,650
6,500	(7)Sanmina Corp.	743,031
26,300	UST, Inc.	664,075

	Total	2,417,756

	Medical Products-Supplies—1.5%
25,000	(7)Waters Corp.	1,814,063

Shares		Value
Common Stocks—continued
	Metal—0.4%
13,200	Precision Castparts Corp.	$ 498,300

	Natural Gas-Distribution-Pipe Line—2.3%
31,400	El Paso Energy Corp.	1,968,387
12,000	Kerr-McGee Corp.	783,750

	Total	2,752,137

	Oil & Gas-Drilling & Equipment—4.5%
7,000	Anadarko Petroleum Corp.	448,350
37,800	Conoco, Inc., Class A	975,712
12,000	Cooper Cameron Corp.	654,000
49,500	(7)Noble Drilling Corp.	2,057,344
6,700	Transocean Sedco Forex, Inc.	355,100
35,000	USX-Marathon Group.	951,563

	Total	5,442,069

	Oil & Gas-Refining & Marketing—1.9%
12,800	Amerada-Hess Corp.	793,600
26,100	Imperial Oil Ltd.	658,764
30,000	Sunoco, Inc.	898,125

	Total	2,350,489

	Publishing-Newspapers—0.4%
13,000	Readers Digest Association, Inc., Class A	476,938

	Retail—0.4%
20,000	Limited, Inc.	505,000

	Retail-Apparel/Shoes—0.4%
18,000	Intimate Brands, Inc.	429,750

	Retail-Building Supplies—0.5%
12,800	Lowe’s Cos., Inc.	584,800

	Retail-Discounters—1.9%
56,000	Family Dollar Stores, Inc.	1,088,500
43,400	TJX Cos., Inc.	1,182,650

	Total	2,271,150

	Retail-Restaurants—1.7%
34,800	Brinker International, Inc.	1,365,900
31,800	Wendy’s International, Inc.	691,650

	Total	2,057,550

	Service-Advertising/Marketing— 1.9%
16,400	Interpublic Group Cos., Inc.	704,175
21,100	Lamar Advertising Co.	1,012,800
6,100	Omnicom Group, Inc.	562,725

	Total	2,279,700

	Service-Commercial & Consumer—1.5%
21,100	(7)Convergys Corp.	919,169
21,200	Donnelley (R.R.) & Sons Co.	455,800
12,000	Ecolab, Inc.	470,250

	Total	1,845,219

	Steel—0.9%
49,600	AK Steel Holding Corp.	458,800
41,900	USX-U.S. Steel Group, Inc.	667,781

	Total	1,126,581

VISION Mid Cap Stock Fund

Shares		Value
Common Stocks—continued
	Technology—4.9%
8,600	Adobe System, Inc.	$ 654,137
8,000	(7)Cabot Microelectronics Corp.	353,500
33,000	First Data Corp.	1,654,125
30,900	(7)Fiserv, Inc.	1,620,319
10,700	General Dynamics Corp.	765,719
13,400	Novellus Systems, Inc.	548,563
4,200	Tektronix, Inc.	299,250

	Total	5,895,613

	Telecommunications Equipment—4.8%
5,900	(7)Comverse Technology, Inc.	659,325
20,400	Dominion Resources, Inc.	1,215,075
18,000	General Motors Corp., Class H	583,200
32,200	(7)Jabil Circuit, Inc.	1,837,413
6,000	Scientific-Atlanta, Inc.	410,625
10,700	Telephone and Data System, Inc.	1,128,850

	Total	5,834,488

Shares		Value
Common Stocks—continued
	Transportation—1.4%
17,600	CNF Transportation, Inc.	$ 469,700
15,500	Northwest Airlines Corp.	441,750
39,900	Ryder Systems, Inc.	788,025

	Total	1,699,475

	Utilities—3.8%
40,200	(7)DST Systems, Inc.	2,477,325
20,000	OGE Energy Corp.	411,250
40,600	Reliant Energy, Inc.	1,677,288

	Total	4,565,863

	Total Common Stocks (identified cost $99,505,145)	117,385,058

Mutual Fund—1.3%
1,615,770	Seven Seas Money Market Fund (at net asset value)	1,615,770

	Total Investments (identified cost $101,120,915)	$119,000,828

(See Notes to Portfolios of Investments)

VISION Large Cap Growth Fund
Portfolio of Investments
October 31, 2000 (unaudited)

Shares		Value
Common Stocks—89.3%
	Advertising Agencies—2.5%
5,100	Interpublic Group Cos., Inc.	$ 218,981

	Computers—5.3%
6,800	Hewlett-Packard Co.	315,775
2,200	Microsoft Corp.	151,525

	Total	467,300

	Computers-Services—4.6%
8,600	Electronic Data Systems Corp.	403,662

	Consumer Basics—1.7%
2,600	Colgate-Palmolive Co.	152,776

	Consumer Cyclical—2.4%
5,000	Home Depot, Inc.	215,000

	Consumer Non-Cyclical—4.9%
10,100	Pfizer, Inc.	436,194

	Cosmetics & Toiletries—6.3%
7,600	Gillette Co.	265,050
4,000	Procter & Gamble Co.	285,750

	Total	550,800

	Distribution/Wholesale—2.5%
6,000	Costco Wholesale Corp.	219,750

	Diversified—1.1%
1,800	General Electric Co.	98,662

	Electronic Components-Miscellaneous—2.8%
5,600	Solectron Corp.	246,400

	Entertainment—2.4%
6,000	Walt Disney Co.	214,875

	Entertainment-Software—1.4%
2,400	Electronic Arts, Inc.	120,000

	Financial Services-Credit Card—2.6%
3,800	American Express Co.	228,000

	Financial Services-Diversified—6.7%
7,800	Citigroup, Inc.	410,475
1,400	Marsh & McLennan Cos., Inc.	183,050

	Total	593,525

	Food & Beverage—12.0%
7,400	Coca-Cola Co.	446,775
11,200	McDonald’s Corp.	347,200

Shares or Principal Amount		Value
Common Stocks—continued
	Food & Beverage—continued
5,400	PepsiCo, Inc.	$ 261,562

	Total	1,055,537

	Health Care-Drugs/Pharmaceuticals— 9.3%
5,600	Bristol-Myers Squibb Co.	341,250
4,800	Pharmacia Corp.	264,000
4,200	Schering Plough Corp.	217,088

	Total	822,338

	Hotels & Motels—2.6%
5,700	Marriott International, Inc., Class A	230,850

	Insurance—3.3%
2,950	American International Group, Inc.	289,100

	Medical Instruments—3.0%
4,800	Medtronic, Inc.	260,700

	Medical Products—4.1%
3,900	Johnson & Johnson	359,288

	Super-Regional Bank-U.S.—3.2%
6,000	Wells Fargo Co.	277,875

	Technology—1.4%
2,700	Intel Corp.	121,500

	Telecommunication Equipment—3.2%
3,300	Nokia Oyj, Class A, ADR	141,075
2,900	Tellabs, Inc.	144,819

	Total	285,894

	Total Common Stocks (identified cost $7,531,921)	7,869,007

Commercial Paper—6.2%
	Finance-Auto Loans—4.0%
$350,000	Ford Motor Credit Company	350,000

	Financial Receivables—2.2%
200,000	Associates Corp. of North America	199,783

	Total Commercial Paper (identified cost $549,783)	549,783

Mutual Fund—2.5%
219,759	Seven Seas Money Market Fund (at net asset value)	219,759

	Total Investments (identified cost $8,301,463)	$8,638,549

(See Notes to Portfolios of Investments)

Notes to Portfolios of Investments

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at October 31, 2000.
(2)	Each issue, with the exception of variable rate securities, show the coupon or rate of discount at the time of purchase, if applicable.
(3)	Denotes variable rate securities which show current rate and next demand date.
(4)
At October 31, 2000, 10.9% and 8.6% of the total investments of VISION New York Tax-Free Money Market Fund and VISION New York Municipal Income at market values were subject to alternative minimum tax.

(5)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(6)
Denotes a restricted securities which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Directors. At October 31, 2000, these securities amounted to $3,555,000 and $1,016,023 which represents 2.2% and 1.3% of net assets for VISION New York Tax-Free Money Market Fund and VISION U.S. Government Securities Fund, respectively.

(7)	Non-income producing security.

The following acronyms are used throughout this report:

ADR—American Depositary Receipt
AID—Agency for International Development
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BANs—Bond Anticipation Notes
CAPMAC—Capital Municipal Assurance Corporation
COL—Collateralized
FGIC—Financial Guaranty Insurance Corporation
FHA—Federal Housing Administration
FNMA—Federal National Mortgage Association
FSA—Financial Security Assurance
GNMA—Government National Mortgage Association
GO—General Obligation
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
HUD—Department of Housing and Urban Development
IDA—Industrial Development Authority

IDR—Industrial Development Revenue
IDRB—Industrial Development Revenue Bond
INS—Insured
LIQ—Liquidity Agreement
LOC—Letter of Credit
MBIA—Municipal Bond Insurance Association
MERLOTS—Municipal Exempt Receipts—Liquidity Optional Tender Series
PCA—Pollution Control Authority
PCRB—Pollution Control Revenue Bonds
PRF—Prerefunded
RANs—Revenue Anticipation Notes
REMIC—Real Estate Mortgage Investment Conduit
TANs—Tax Anticipation Notes
TOBs—Tender Option Bonds
UT—Unlimited Tax
VRDNs—Variable Rate Demand Notes

VISION Fund	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
VISION Treasury Money Market Fund	$ 678,316,128	*	—	—	—	$ 677,531,965
VISION Money Market Fund	1,508,412,560	*	—	—	—	1,501,576,396
VISION New York Tax-Free Money Fund	156,270,922	*	—	—	—	158,345,155
VISION U.S. Government Securities Fund	75,369,310		$(1,126,250)	$ 557,006	$1,683,256	75,950,112
VISION New York Municipal Income Fund	67,804,490		(480,498)	606,811	1,087,309	67,790,126
VISION Large Cap Value Fund	32,050,522		1,681,101	5,207,647	3,526,546	33,226,164
VISION Mid Cap Stock Fund	101,120,915		17,879,913	24,813,950	6,934,037	120,787,912
VISION Large Cap Growth Fund	8,301,463		337,086	658,650	321,564	8,812,165

*  at amortized cost

(See Notes which are an integral part of the Financial Statements)

[THIS PAGE INTENTIONALLY LEFT BLANK ]

VISION Group of Funds
Statements of Assets and Liabilities
Six Months Ended October 31, 2000 (unaudited)

	Treasury Money Market Fund	Money Market Fund	New York Tax-Free Money Market Fund
Assets:

Investments in securities, at value	$317,866,428	$1,423,499,760	$156,270,922

Investments in repurchase agreements, at amortized cost	360,449,700	84,912,800	—

Total investments	678,316,128	1,508,412,560	156,270,922

Cash	23	37	870,118

Income receivable	2,651,034	667,046	1,662,794

Receivable for shares sold	5,103	3,829	—

Receivable for investments sold	—	—	—

Deferred organizational costs	—	—	—

Other assets	—	—	9,264

Total assets	680,972,288	1,509,083,472	158,813,098

Liabilities:

Income distribution payable	3,365,616	7,476,722	467,943

Payable for investments purchased	—	—	—

Payable for shares redeemed	—	—	—

Accrued expenses	74,707	30,354	—

Total liabilities	3,440,323	7,507,076	467,943

Net Assets	$677,531,965	$1,501,576,396	$158,345,155

Net Assets Consists of:

Paid in capital	$677,531,965	$1,501,576,396	$158,345,155

Net unrealized appreciation (depreciation) of investments	—	—	—

Accumulated net realized gain (loss) on investments	—	—	—

Accumulated undistributed (distributions in excess of) net investment income	—	—	—

Total Net Assets	$677,531,965	$1,501,576,396	$158,345,155

U.S. Government Securities Fund	New York Municipal Income Fund	Large Cap Value Fund	Mid Cap Stock Fund	Large Cap Growth Fund

$74,243,060	$67,323,992	$33,731,623	$119,000,828	$8,638,549

—	—	—	—	—

74,243,060	67,323,992	33,731,623	119,000,828	8,638,549

—	53,173	—	—	—

1,663,993	1,069,825	34,780	86,382	7,178

443,191	—	19,357	—	4,112

—	—	—	1,693,626	152,675

—	—	102	—	—

4,517	495	27,879	28,874	9,651

76,354,761	68,447,485	33,813,741	120,809,710	8,812,165

404,649	251,320	—	—	—

—	—	587,577	—	—

—	406,039	—	21,798	—

—	—	—	—	—

404,649	657,359	587,577	21,798	—

$75,950,112	$67,790,126	$33,226,164	$120,787,912	$8,812,165

$78,237,160	$68,642,814	$30,344,543	$ 92,606,101	$9,286,711

(1,126,250)	(480,498)	1,681,101	17,879,913	337,086

(1,042,157)	(372,359)	1,181,743	10,320,093	(800,696)

(118,641)	169	18,777	(18,195)	(10,936)

$75,950,112	$67,790,126	$33,226,164	$120,787,912	$8,812,165

VISION Group of Funds
Statements of Assets and Liabilities—Continued
Six Months Ended October 31, 2000 (unaudited)

Total Net Assets—Continued	Treasury Money Market Fund	Money Market Fund	New York Tax-Free Money Market Fund
Class A Shares	$653,021,873	$1,427,295,616	$158,345,155

Class B Shares	—	—	—

Class S Shares	$ 24,510,092	$ 74,280,780	—

Shares Outstanding:

Class A Shares	653,021,873	1,427,295,616	158,345,155

Class B Shares	—	—	—

Class S Shares	24,510,092	74,280,780	—

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class A Shares	$ 1.00	$ 1.00	$ 1.00

Class B Shares	—	—	—

Class S Shares	$ 1.00	$ 1.00	—

Offering Price Per Share*

Class A Shares	$ 1.00	$ 1.00	$ 1.00

Class B Shares	—	—	—

Redemption Proceeds Per Share*

Class A Shares	$ 1.00	$ 1.00	$ 1.00

Class B Shares	—	—	—

Investments, at identified cost	$678,316,128	$1,508,412,560	$156,270,922

Investments, at tax cost	$678,316,128	$1,508,412,560	$156,270,922

*	See “What Do Shares Cost?” in the Prospectus.
**	Computation of offering price per share 100/95.5 of net asset value.
***	Computation of offering price per share 100/94.5 of net asset value.
****	Computation of redemption proceeds per share 95/100 of net asset value.
(See Notes which are an integral part of the Financial Statements)

U.S. Government Securities Fund	New York Municipal Income Fund	Large Cap Value Fund		Mid Cap Stock Fund	Large Cap Growth Fund
$75,950,112	$67,790,126	$ 33,189,666		$120,363,199	$ 8,621,817

—	—	$ 36,498		$ 424,713	$ 190,348

—	—	—		—	—

8,261,233	6,767,838	2,837,148		7,149,736	918,699

—	—	3,130		25,345	20,383

—	—	—		—	—

$ 9.19	$ 10.02	$ 11.70		$ 16.83	$ 9.38

—	—	$ 11.66		$ 16.76	$ 9.34

—	—	—		—	—

$ 9.62**	$ 10.49**	$ 12.38	***	$ 17.81***	$ 9.93	***

—	—	$ 11.66		$ 16.76	$ 9.34

$ 9.19	$ 10.02	$ 11.70		$ 16.83	$ 9.38

—	—	$ 11.08	****	$ 15.92****	$ 8.87	****

$75,369,310	$67,804,490	$ 32,050,522		$101,120,915	$ 8,301,463

$75,369,310	$67,804,490	$ 32,050,522		$101,120,915	$ 8,301,463

VISION Group of Funds
Statements of Operations
Six Months Ended October 31, 2000 (unaudited)

	Treasury Money Market Fund	Money Market Fund	New York Tax-Free Money Market Fund
Investment Income:

Dividends	$ —	$ —	$ —

Interest	19,922,298	42,206,634	3,273,130

Total investment income	19,922,298	42,206,634	3,273,130

Expenses:

Investment adviser fee	1,572,254	3,210,443	379,405

Administrative personnel and services fee	381,247	780,905	92,664

Custodian fees	16,990	30,896	2,376

Transfer and dividend disbursing agent fees and expenses	1,645	131,335	3,711

Directors’ fees	3,111	8,007	683

Auditing fees	7,479	7,063	5,836

Legal fees	3,633	3,853	4,282

Portfolio accounting fees	1,713	1,965	373

Distribution services fee—Class B Shares	—	—	—

Distribution services fee—Class S Shares	30,334	78,962	—

Shareholder services fee—Class A Shares	—	—	—

Shareholder services fee—Class B Shares	—	—	—

Shareholder services fee—Class S Shares	—	—	—

Share registration costs	36,412	19,828	6,052

Printing and postage	10,696	8,989	5,828

Taxes	25,887	48,837	6,127

Insurance premiums	2,676	2,228	2,532

Miscellaneous	1,538	8,309	2,922

Total expenses	2,095,615	4,341,620	512,791

Waiver:

Waiver of investment adviser fee	(251,561)	(321,044)	(68,293)

Total waiver	(251,561)	(321,044)	(68,293)

Net expenses	1,844,054	4,020,576	444,498

Net investment income/(net operating loss)	18,078,244	38,186,058	2,828,632

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	—	—	—

Net change in unrealized appreciation (depreciation) of investments	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—

Change in net assets resulting from operations	$18,078,244	$38,186,058	$2,828,632

(a)	Net of taxes withheld of $1,776.
(See Notes which are an integral part of the Financial Statements)

U.S. Government Securities Fund	New York Municipal Income Fund	Large Cap Value Fund	Mid Cap Stock Fund	Large Cap Growth Fund

$ —	$ —	$ 261,726	$ 702,718 (a)	$ 25,095

2,554,387	1,602,312	26,951	79,505	16,258

2,554,387	1,602,312	288,677	782,223	41,353

237,613	206,197	110,834	491,091	30,893

41,259	35,759	19,283	70,330	4,422

8,007	4,078	5,548	9,183	2,225

11,742	9,175	14,656	36,044	4,997

204	321	245	143	134

7,334	7,487	7,013	7,950	3,963

3,169	2,682	3,465	4,750	1,564

3,976	14,655	784	1,322	1,014

—	—	72	813	395

—	—	—	—	—

—	—	—	144,168	—

—	—	24	271	132

—	—	—	—	—

7,206	7,684	10,398	12,679	6,506

8,738	10,342	10,924	8,349	2,630

4,820	2,710	515	11,280	192

319	358	260	660	327

2,293	2,919	3,921	1,385	1,086

336,680	304,367	187,942	800,418	60,480

(16,972)	(58,913)	—	—	—

(16,972)	(58,913)	—	—	—

319,708	245,454	187,942	800,418	60,480

2,234,679	1,356,858	100,735	(18,195)	(19,127)

(279,109)	(166)	1,920,517	8,386,583	(798,639)

1,571,672	1,760,095	(314,614)	1,083,216	363,363

1,292,563	1,759,929	1,605,903	9,469,799	(435,276)

$3,527,242	$3,116,787	$1,706,638	$9,451,604	$(454,403)

VISION Group of Funds
Statements of Changes in Net Assets

	Treasury Money Market Fund		Money Market Fund
	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$ 18,078,244	$ 25,754,854	$ 38,186,058	$ 51,309,145

Net realized loss on investments	—	—	—	—

Net change in unrealized appreciation (depreciation) of investments	—	—	—	—

Change in net assets resulting from operations	18,078,244	25,754,854	38,186,058	51,309,145

Distributions to Shareholders—

Distributions from net investment income

Class A Shares	(17,411,499)	(24,727,692)	(36,377,719)	(49,805,002)

Class S Shares	(666,745)	(1,027,162)	(1,808,339)	(1,504,143)

Distributions from net realized gain on investments	—	—	—	—

Change in net assets resulting from distributions to shareholders	(18,078,244)	(25,754,854)	(38,186,058)	(51,309,145)

Share Transactions—

Proceeds from sales of shares	8,535,373,209	18,670,056,258	40,445,582,160	53,766,708,191

Net asset value of shares issued to shareholders in payment of distributions declared	1,588,280	3,093,418	15,783,556	25,164,446

Cost of shares redeemed	(8,303,817,635)	(18,748,462,655)	(40,103,677,341)	(53,597,248,481)

Change in net assets resulting from share transactions	233,143,854	(75,312,979)	357,688,375	194,624,156

Change in net assets	233,143,854	(75,312,979)	357,688,375	194,624,156

Net Assets:

Beginning of period	444,388,111	519,701,090	1,143,888,021	949,263,865

End of period	$ 677,531,965	$ 444,388,111	$ 1,501,576,396	$ 1,143,888,021

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ —	$ —	$ —	$ —

Net gain (loss) as computed for federal tax purposes	$ —	$ —	$ —	$ —

(See Notes which are an integral part of the Financial Statements)

New York Tax-Free Money Market Fund		U.S. Government Securities Fund		New York Municipal Income Fund
Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000

$ 2,828,632	$ 4,749,430	$ 2,234,679	$ 3,758,135	$ 1,356,858	$ 2,275,690

—	—	(279,109)	(671,379)	(166)	(372,193)

—	—	1,571,672	(2,412,977)	1,760,095	(3,537,613)

2,828,632	4,749,430	3,527,242	673,779	3,116,787	(1,634,116)

(2,828,632)	(4,749,430)	(2,240,654)	(3,777,718)	(1,356,075)	(2,276,613)

—	—	—	—	—	—

—	—	—	—	—	(254,101)

(2,828,632)	(4,749,430)	(2,240,654)	(3,777,718)	(1,356,075)	(2,530,714)

722,478,926	2,522,875,682	20,628,999	21,438,295	22,522,473	10,947,296

1,191,182	1,786,439	997,550	2,000,358	566,823	1,637,860

(738,115,994)	(2,462,161,634)	(7,127,666)	(24,270,031)	(5,140,570)	(13,199,354)

(14,445,886)	62,500,487	14,498,883	(831,378)	17,948,726	(614,198)

(14,445,886)	62,500,487	15,785,471	(3,935,317)	19,709,438	(4,779,028)

172,791,041	110,290,554	60,164,641	64,099,958	48,080,688	52,859,716

$ 158,345,155	$ 172,791,041	$75,950,112	$ 60,164,641	$67,790,126	$ 48,080,688

$ —	$ —	$ (118,641)	$ (112,666)	$ 169	$ (614)

$ —	$ —	$ (279,109)	$ (585,791)	$ (166)	$ (232,213)

VISION Group of Funds
Statements of Changes in Net Assets—Continued

	Large Cap Value Fund(a)			Mid Cap Stock Fund			Large Cap Growth Fund
	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000		Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000		Six Months Ended (unaudited) October 31, 2000	Period Ended April 30, 2000(c)
Increase (Decrease) in Net Assets:

Operations—

Net investment income (net operating loss)	$ 100,735	$ 583,456		$ (18,195)	$ (119,519)		$ (19,127)	$ 8,191

Net realized gain (loss) on investments	1,920,517	(472,526)		8,386,583	12,841,437		(798,639)	(2,057)

Net change in unrealized appreciation (depreciation) of investments	(314,614)	(3,501,373)		1,083,216	8,630,774		363,363	(26,277)

Change in net assets resulting from operations	1,706,638	(3,390,443)		9,451,604	21,352,692		(454,403)	(20,143)

Distributions to Shareholders—

Distributions from net investment income

Class A Shares	(100,691)	(585,945)		—	(117,396)		—	—

Class B Shares	—	(12)		—	—		—	—

Distributions from net realized gain on investments	—	(507,046	)(b)	—	(2,448,966	)(b)	—	—

Change in net assets resulting from distributions to shareholders	(100,691)	(1,093,003)		—	(2,566,362)		—	—

Share Transactions—

Proceeds from sales of shares	5,091,236	13,632,547		9,443,874	85,871,849		2,641,171	6,678,495

Shares issued in connection with the acquisition of VISION Capital Appreciation Fund	—	—		—	21,918,824		—	—

Net asset value of shares issued to shareholders in payment of distributions declared	65,004	701,914		—	2,261,493		—	—

Cost of shares redeemed	(4,267,063)	(24,701,732)		(8,811,708)	(100,337,693)		(32,754)	(201)

Change in net assets resulting from share transactions	889,177	(10,367,271)		632,166	9,714,473		2,608,417	6,678,294

Change in net assets	2,495,124	(14,850,717)		10,083,770	28,500,803		2,154,014	6,658,151

Net Assets:

Beginning of period	30,731,040	45,581,757		110,704,142	82,203,339		6,658,151	—

End of period	$33,226,164	$ 30,731,040		$120,787,912	$ 110,704,142		$8,812,165	$6,658,151

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 18,777	$ 18,733		$ (18,195)	$ —		$ (10,936)	$ 8,191

Net gain (loss) as computed for federal tax purposes	$ 1,920,517	$ 12,262		$ 8,386,583	$ 8,186,025		$ (798,639)	$ —

(a)	Formerly, VISION Equity Income Fund effective August 30, 1999.
(b)	Represents gain distributions for Class A only.
(c)	Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
(See Notes which are an integral part of the Financial Statements)

[THIS PAGE INTENTIONALLY LEFT BLANK ]

VISION Group of Funds
Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income		Distributions from Net Realized Gains

Treasury Money Market Fund—Class A Shares
1996	$1.00	0.05	—	0.05	(0.05)	—		—
1997	$1.00	0.05	—	0.05	(0.05)	—		—
1998	$1.00	0.05	—	0.05	(0.05)	—		—
1999	$1.00	0.04	—	0.04	(0.04)	—		—
2000	$1.00	0.05	—	0.05	(0.05)	—		—
2000(c)	$1.00	0.03	—	0.03	(0.03)	—		—
Treasury Money Market Fund—Class S Shares
1999(e)	$1.00	0.04	—	0.04	(0.04)	—		—
2000	$1.00	0.04	—	0.04	(0.04)	—		—
2000(c)	$1.00	0.03	—	0.03	(0.03)	—		—
Money Market Fund—Class A Shares
1996	$1.00	0.05	—	0.05	(0.05)	—		—
1997	$1.00	0.05	—	0.05	(0.05)	—		—
1998	$1.00	0.05	—	0.05	(0.05)	—		—
1999	$1.00	0.05	—	0.05	(0.05)	—		—
2000	$1.00	0.05	—	0.05	(0.05)	—		—
2000(c)	$1.00	0.03	—	0.03	(0.03)	—		—
Money Market Fund—Class S Shares
1999(e)	$1.00	0.04	—	0.04	(0.04)	—		—
2000	$1.00	0.05	—	0.05	(0.05)	—		—
2000(c)	$1.00	0.03	—	0.03	(0.03)	—		—
New York Tax-Free Money Market Fund—Class A Shares
1996	$1.00	0.03	—	0.03	(0.03)	—		—
1997	$1.00	0.03	—	0.03	(0.03)	—		—
1998	$1.00	0.03	—	0.03	(0.03)	—		—
1999	$1.00	0.03	—	0.03	(0.03)	—		—
2000	$1.00	0.03	—	0.03	(0.03)	—		—
2000(c)	$1.00	0.02	—	0.02	(0.02)	—		—
U.S. Government Securities Fund—Class A Shares
1996	$9.09	0.52	0.22	0.74	(0.52)	—		—
1997	$9.31	0.58	(0.03)	0.55	(0.58)	—		—
1998	$9.28	0.60	0.34	0.94	(0.60)	(0.01	)(f)	—
1999	$9.61	0.58	(0.08)	0.50	(0.58)	—		(0.02)
2000	$9.51	0.59	(0.49)	0.10	(0.59)	—		—
2000(c)	$9.02	0.30	0.17	0.47	(0.30)	—		—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c)	For the six months ended October 31, 2000 (unaudited).

(d)	Computed on an annualized basis.

(e)	Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

(f)
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Operating Loss)		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.05)	$1.00	5.25%	0.57%		5.10%		0.09%		$ 372,884	—
(0.05)	$1.00	4.82%	0.58%		4.75%		0.10%		$ 373,485	—
(0.05)	$1.00	4.98%	0.59%		4.96%		0.08%		$ 441,422	—
(0.04)	$1.00	4.54%	0.59%		4.49%		0.08%		$ 498,548	—
(0.05)	$1.00	4.71%	0.58%		4.62%		0.08%		$ 423,685	—
(0.03)	$1.00	2.91%	0.58	%(d)	5.76	%(d)	0.08	%(d)	$ 653,022	—

(0.04)	$1.00	3.77%	0.84	%(d)	4.17	%(d)	0.08	%(d)	$ 21,153	—
(0.04)	$1.00	4.45%	0.83%		4.36%		0.08%		$ 20,704	—
(0.03)	$1.00	2.78%	0.83	%(d)	5.50	%(d)	0.08	%(d)	$ 24,510	—

(0.05)	$1.00	5.33%	0.58%		5.19%		0.11%		$ 489,229	—
(0.05)	$1.00	4.93%	0.61%		4.77%		0.10%		$ 599,817	—
(0.05)	$1.00	5.11%	0.64%		5.00%		0.05%		$ 686,259	—
(0.05)	$1.00	4.76%	0.63%		4.64%		0.05%		$ 932,896	—
(0.05)	$1.00	4.95%	0.63%		4.87%		0.05%		$1,095,128	—
(0.03)	$1.00	3.03%	0.61	%(d)	5.96	%(d)	0.05	%(d)	$1,427,296	—

(0.04)	$1.00	3.98%	0.88	%(d)	4.42	%(d)	0.05	%(d)	$ 16,368	—
(0.05)	$1.00	4.69%	0.88%		4.71%		0.05%		$ 48,760	—
(0.03)	$1.00	2.90%	0.86	%(d)	5.73	%(d)	0.05	%(d)	$ 74,281	—

(0.03)	$1.00	3.20%	0.48%		3.14%		0.38%		$ 65,763	—
(0.03)	$1.00	2.96%	0.50%		2.95%		0.35%		$ 56,618	—
(0.03)	$1.00	3.14%	0.50%		3.09%		0.28%		$ 73,345	—
(0.03)	$1.00	2.75%	0.58%		2.69%		0.14%		$ 110,291	—
(0.03)	$1.00	2.97%	0.60%		3.00%		0.09%		$ 172,791	—
(0.02)	$1.00	1.90%	0.59	%(d)	3.73	%(d)	0.09	%(d)	$ 158,345	—

(0.52)	$9.31	8.10%	1.16%		5.41%		0.17%		$ 34,492	132%
(0.58)	$9.28	6.05%	1.11%		6.23%		0.20%		$ 44,485	121%
(0.61)	$9.61	10.42%	1.03%		6.30%		0.09%		$ 53,922	70%
(0.60)	$9.51	5.31%	0.92%		5.95%		0.05%		$ 64,100	68%
(0.59)	$9.02	1.11%	0.93%		6.36%		0.05%		$ 60,165	46%
(0.30)	$9.19	5.31%	0.94	%(d)	6.58	%(d)	0.05	%(d)	$ 75,950	7%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gains

New York Municipal Income Fund—Class A Shares
1996	$ 9.67	0.46		0.23	0.69	(0.46)	—	—
1997	$ 9.90	0.48		0.18	0.66	(0.48)	—	—
1998	$10.08	0.46		0.38	0.84	(0.46)	—	(0.04)
1999	$10.42	0.46		0.19	0.65	(0.46)	—	(0.09)
2000	$10.52	0.46		(0.75)	(0.29)	(0.46)	—	(0.05)
2000(c)	$ 9.72	0.23		0.30	0.53	(0.23)	—	—
Large Cap Value Fund—Class A Shares(e)
1998(f)	$ 9.99	0.08		1.47	1.55	(0.07)	—	—
1999	$11.47	0.19		0.78	0.97	(0.19)	—	(0.01)
2000	$12.24	0.18		(0.94)	(0.76)	(0.18)	—	(0.16)
2000(c)	$11.14	0.04	(g)	0.56	0.60	(0.04)	—	—
Large Cap Value Fund—Class B Shares(e)
2000(h)	$11.18	0.05		0.12	0.17	(0.06)	—	(0.16)
2000(c)	$11.13	(0.03	)(g)	0.56	0.53	—	—	—
Mid Cap Stock Fund—Class A Shares(i)
1996	$10.35	0.13		2.98	3.11	(0.11)	—	—
1997	$13.35	0.13		2.35	2.48	(0.13)	—	(0.59)
1998	$15.11	0.11		4.34	4.45	(0.09)	—	(3.34)
1999	$16.13	0.05		(1.67)	(1.62)	(0.07)	—	(0.99)
2000	$13.45	(0.01)		2.54	2.53	(0.02)	—	(0.45)
2000(c)	$15.51	(0.00	)(g)(j)	1.32	1.32	—	—	—
Mid Cap Stock Fund—Class B Shares
2000(k)	$14.28	(0.03)		1.25	1.22	—	—	—
2000(c)	$15.50	(0.07	)(g)	1.33	1.26	—	—	—
Large Cap Growth Fund—Class A Shares
2000(l)	$10.00	0.01		0.03	0.04	—	—	—
2000(c)	$10.04	(0.02	)(g)	(0.64)	(0.66)	—	—	—
Large Cap Growth Fund—Class B Shares
2000(n)	$10.31	0.00	(j)	(0.27)	(0.27)	—	—	—
2000(c)	$10.04	(0.06	)(g)	(0.64)	(0.70)	—	—	—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c)	For the six months ended October 31, 2000 (unaudited).

(d)	Computed on an annualized basis.

(e)	Formerly VISION Equity Income Fund, effective August 30, 1999.

(f)	Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(g)	Based on average shares outstanding.

(h)	Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.

(i)	Prior to October 15, 1999, reflects operations for VISION Growth and Income Fund.

(j)	Amount represents less than $0.01 per share.

(k)	Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.

(l)	Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.

(m)	Represents less than 0.01%.

(n)	Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Operating Loss)		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.46)	$ 9.90	7.18%	1.04%		4.60%		0.34%		$ 32,621	113%
(0.48)	$10.08	6.76%	1.01%		4.74%		0.38%		$ 35,480	79%
(0.50)	$10.42	8.37%	0.96%		4.35%		0.31%		$ 43,456	45%
(0.55)	$10.52	6.37%	0.82%		4.38%		0.20%		$ 52,860	44%
(0.51)	$ 9.72	(2.71%)	0.85%		4.60%		0.20%		$ 48,081	34%
(0.23)	$10.02	5.49%	0.83	%(d)	4.61	%(d)	0.20	%(d)	$ 67,790	11%

(0.07)	$11.47	15.51%	1.08	%(d)	1.41	%(d)	0.52	%(d)	$ 37,403	11%
(0.20)	$12.24	8.59%	1.02%		1.67%		—		$ 45,582	55%
(0.34)	$11.14	(6.15%)	0.99%		1.53%		—		$ 30,721	88%
(0.04)	$11.70	5.37%	1.19	%(d)	0.64	%(d)	—		$ 33,190	39%

(0.22)	$11.13	1.62%	1.99	%(d)	0.17	%(d)	—		$ 10	88%
—	$11.66	4.76%	2.19	%(d)	(0.48	%)(d)	—		$ 36	39%

(0.11)	$13.35	30.18%	1.16%		1.09%		—		$ 65,119	77%
(0.72)	$15.11	18.61%	1.14%		0.87%		—		$114,090	134%
(3.43)	$16.13	31.40%	1.21%		0.65%		—		$143,404	88%
(1.06)	$13.45	(9.26%)	1.20%		0.32%		—		$ 82,203	145%
(0.47)	$15.51	19.88%	1.54%		(0.13%)		—		$110,651	163%
—	$16.83	8.51%	1.39	%(d)	(0.03	%)(d)	—		$120,363	58%

—	$15.50	8.54%	2.45	%(d)	(1.82	%)(d)	—		$ 53	163%
—	$16.76	8.13%	2.14	%(d)	(0.92	%)(d)	—		$ 425	58%

—	$10.04	0.40%	0.00	%(d)(m)	1.23	%(d)	4.50	%(d)	$ 6,617	1%
—	$ 9.38	(6.57%)	1.65	%(d)	(0.51	%)(d)	—		$ 8,622	38%

—	$10.04	(2.62%)	0.00	%(d)(m)	0.99	%(d)	5.50	%(d)	$ 42	1%
—	$ 9.34	(6.97%)	2.65%		(1.45%)		—		$ 190	38%

VISION Group of Funds
Combined Notes to Financial Statements
October 31, 2000 (unaudited)

(1)    Organization

VISION Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Investment Objective

VISION Treasury Money Market Fund (“Treasury Money Market”) (d)	Seeks current income with liquidity and stability of
principal by investing in short-term U.S. Treasury
obligations, which are fully guaranteed for payment of
principal and interest by the U.S. government.

VISION Money Market Fund (“Money Market”) (d)	Seeks current income with liquidity and stability of principal by investing in high quality money market instruments.

VISION New York Tax-Free Money Market Fund (“New York Tax-Free Money Market”) (d)	Seeks a high a level of current interest income that is exempt from federal, New York State and New York City income taxes, as well as liquidity and stability of principal.

VISION U.S. Government Securities Fund (“U.S. Government Securities Fund”) (d)	Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. government, its agencies or instrumentalities.

VISION New York Municipal Income Fund (“New York Municipal Income Fund”) (n)	Seeks current income that is exempt from federal, New York State and New York City income taxes, as is consistent with preservation of capital.

VISION Large Cap Value Fund (“Large Cap Value Fund”) (d)	Seeks to provide current income by investing in a
diversified portfolio consisting primarily of income-
producing equity securities of domestic companies
(common and preferred stock and convertible
securities). Capital appreciation is a secondary
investment consideration.

VISION Mid Cap Stock Fund (“Mid Cap Stock Fund”) (formerly VISION Growth and Income Fund) (d)	Seeks total return by investing primarily in a diversified portfolio of mid-cap stocks.

VISION Large Cap Growth Fund (“Large Cap Growth Fund”) (d)	Seeks to provide capital appreciation by investing in high-quality, well-established large-cap companies.

(d) Diversified
(n) Non-diversified

On November 8, 2000, all of the portfolios of VISION Group of Funds, Inc., a Maryland corporation, (the “Corporation”) were reorganized as and became portfolios of VISION Group of Funds, a Delaware business trust organized on August 11, 2000.

(2)    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations —The money market funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating funds, listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. Government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements —It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The New York Tax-Free Money Market Fund along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Treasury Money Market, Money Market, Large Cap Value Fund, Mid Cap Stock Fund and Large Cap Growth Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to difference in separate class expenses.

Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

Federal Taxes —It is the policy of the Funds to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At April 30, 2000 the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. The recognition of capital losses carried forward for VISION Capital Appreciation Fund, which merged into Mid Cap Stock Fund, are limited for 8 years under section 382(b) of the Internal Revenue Code. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

Fund	Capital Loss Carryforward to Expire in 2007	Capital Loss Carryforward to Expire in 2008
U.S. Government Securities Fund	—	$585,791
New York Municipal Income Fund	—	$232,213
Mid Cap Stock Fund	$5,050,545	—
VISION Group of Funds

Additionally, net realized capital losses attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund’s next taxable year (May 1, 2000). The post-October losses for the Funds were as follows:

U.S. Government Securities Fund	$177,257
New York Municipal Income Fund	139,980
Large Cap Value Fund	738,774
Large Cap Growth Fund	975

When-Issued and Delayed Delivery Transactions —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities —Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

Use of Estimates —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other —Investment transactions are accounted for on a trade date basis.

(3)    Capital Stock

At October 31, 2000, there were 4,000,000,000 shares of $0.001 par value capital stock of the Corporation (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Treasury Money Market; and 4,000,000,000 shares of $0.001 par value capital stock of the Corporation (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Money Market; and 1,000,000,000 shares of $0.001 par value capital stock of the Corporation authorized with respect to New York Tax-Free Money Market; and 1,000,000,000 shares of $0.001 par value capital stock of the Corporation authorized with respect to U.S Government Securities Fund, New York Municipal Income Fund, Large Cap Value Fund, Mid Cap Stock Fund and Large Cap Growth Fund. Capital paid-in for Treasury Money Market aggregated $677,531,965, par value was $677,532; Money Market aggregated $1,501,576,396, par value was $1,501,576; and New York Tax-Free Money Market aggregated $158,345,155, par value was $158,345. Transactions in capital stock were as follows:

	Treasury Money Market
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Class A Shares

Shares sold	5,453,393,355	12,787,710,206

Shares issued to shareholders in payment of distributions declared	1,588,274	3,093,407

Shares redeemed	(5,225,644,321)	(12,865,666,698)

Net change resulting from Class A Share transactions	229,337,308	(74,863,085)

VISION Group of Funds

	Treasury Money Market
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Class S Shares

Shares sold	3,081,979,854	5,882,346,052

Shares issued to shareholders in payment of distributions declared	6	11

Shares redeemed	(3,078,173,314)	(5,882,795,957)

Net change resulting from Class S Share transactions	3,806,546	(449,894)

Net change resulting from share transactions	233,143,854	(75,312,979)

	Money Market
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Class A Shares

Shares sold	32,453,659,118	45,787,655,462

Shares issued to shareholders in payment of distributions declared	15,782,992	25,164,268

Shares redeemed	(32,137,274,827)	(45,650,587,344)

Net change resulting from Class A Share transactions	332,167,283	162,232,386

	Money Market
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Class S Shares

Shares sold	7,991,923,042	7,979,052,729

Shares issued to shareholders in payment of distributions declared	564	178

Shares redeemed	(7,966,402,514)	(7,946,661,137)

Net change resulting from Class S Share transactions	25,521,092	32,391,770

Net change resulting from share transactions	357,688,375	194,624,156

	New York Tax-Free Money Market
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Class A Shares

Shares sold	722,478,926	2,522,875,682

Shares issued to shareholders in payment of distributions declared	1,191,182	1,786,439

Shares redeemed	(738,115,994)	(2,462,161,634)

Net change resulting from Class A Share transactions	(14,445,886)	62,500,487

VISION Group of Funds

	U.S. Government Securities Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class A Shares	Shares	Amount	Shares	Amount

Shares sold	2,270,195	$20,628,999	2,341,876	$ 21,438,295

Shares issued to shareholders in payment of distributions declared	109,827	997,550	219,480	2,000,358

Shares redeemed	(785,671)	(7,127,666)	(2,636,132)	(24,270,031)

Net change resulting from Class A Share transactions	1,594,351	$14,498,883	(74,776)	$ (831,378)

	New York Municipal Income Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class A Shares	Shares	Amount	Shares	Amount

Shares sold	2,283,757	$22,522,473	1,105,694	$ 10,947,296

Shares issued to shareholders in payment of distributions declared	57,427	566,823	166,865	1,637,860

Shares redeemed	(522,425)	(5,140,570)	(1,347,575)	(13,199,354)

Net change resulting from Class A Share transactions	1,818,759	$17,948,726	(75,016)	$ (614,198)

	Large Cap Value Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class A Shares	Shares	Amount	Shares	Amount

Shares sold	453,741	$ 5,065,316	1,209,267	$ 13,623,324

Shares issued to shareholders in payment of distributions declared	5,821	65,004	64,478	701,832

Shares redeemed	(379,634)	(4,267,061)	(2,240,146)	(24,701,732)

Net change resulting from Class A Share transactions	79,928	$ 863,259	(966,401)	$(10,376,576)

	Large Cap Value Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(a)
Class B Shares	Shares	Amount	Shares	Amount

Shares sold	2,269	$ 25,920	853	$ 9,223

Shares issued to shareholders in payment of distributions declared	—	—	8	82

Shares redeemed	—	(2)	—	—

Net change resulting from Class B Share transactions	2,269	$ 25,918	861	$ 9,305

Net change resulting from share transactions	82,197	$ 889,177	(965,540)	$(10,367,271)

(a)	Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.

VISION Group of Funds

	Mid Cap Stock Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class A Shares	Shares	Amount	Shares	Amount

Shares sold	566,150	$9,084,552	7,140,332	$ 85,820,375

Shares issued in connection with the acquisition of VISION Capital Appreciation Fund	—	—	1,899,378	21,918,824

Shares issued to shareholders in payment of distributions declared	—	—	191,892	2,261,493

Shares redeemed	(550,935)	(8,803,177)	(8,208,469)	(100,337,693)

Net change resulting from Class A Share transactions	15,215	$ 281,375	1,023,133	$ 9,662,999

	Mid Cap Stock Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(b)
Class B Shares	Shares	Amount	Shares	Amount

Shares sold	22,420	$ 359,322	3,451	$ 51,474

Shares issued to shareholders in payment of distributions declared	—	—	—

Shares redeemed	(526)	(8,531)	—	—

Net change resulting from Class B Share transactions	21,894	$ 350,791	3,451	$ 51,474

Net change resulting from share transactions	37,109	$ 632,166	1,026,584	$9,714,473

	Large Cap Growth Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(c)
Class A Shares	Shares	Amount	Shares	Amount

Shares sold	262,873	$2,479,859	658,867	$6,637,495

Shares issued to shareholders in payment of distributions declared	—	—	—	—

Shares redeemed	(3,031)	(30,305)	(10)	(101)

Net change resulting from Class A Share transactions	259,842	$2,449,554	658,857	$6,637,394

	Large Cap Growth Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(d)
Class B Shares	Shares	Amount	Shares	Amount

Shares sold	16,483	$ 161,312	4,156	$ 41,000

Shares issued to shareholders in payment of distributions declared	—	—	—	—

Shares redeemed	(246)	(2,449)	(10)	(100)

Net change resulting from Class B Share transactions	16,237	$ 158,863	4,146	$ 40,900

Net change resulting from share transactions	276,079	$2,608,417	663,003	$6,678,294

(b)	Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.
(c)	Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
(d)	Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.

VISION Group of Funds

(4)    Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee —Manufacturers and Traders Trust Company, the Funds’ investment adviser (the “Adviser” or “M&T”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Treasury Money Market Fund	0.50%
Money Market Fund	0.50%
New York Tax-Free Money Market Fund	0.50%
U.S. Government Securities Fund	0.70%
New York Municipal Income Fund	0.70%
Large Cap Value Fund	0.70%
Mid Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%

Sub-Adviser Fee —Federated Investment Management Company is the sub-adviser to New York Tax-Free Money Market, and receives for its services an allocable portion of the adviser fee that the Adviser receives from New York Tax-Free Money Market. Federated Investment Management Company is paid by the Adviser as follows: 0.20% on the first $100 million of average daily net assets; 0.18% on the next $100 million of average daily net assets; and 0.15% on average daily net assets over $200 million.

Independent Investment Associates, Inc. (“IIA”) is the sub-adviser to the Mid Cap Stock Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Mid Cap Stock Fund. IIA’s fee is paid by the Adviser and not the Fund. The sub-adviser is paid by the Adviser as follows: 0.40% on the first $500 million average daily net assets and 0.35% on average daily net assets over $500 million.

Montag & Caldwell, Inc. (Montag & Caldwell) is the sub-adviser to the Large Cap Growth Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Large Cap Growth Fund. Montag & Caldwell’s fee is paid by the Adviser and not the Fund. The sub-adviser is paid by the Adviser as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million.

Administrative Fee —Federated Administrative Services (“FAS”), provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

Effective November 1, 2000, Federated Services Company (“FServ”) and M&T serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds.

Transfer and Dividend Disbursing Agent and Fund Accounting Fee —FServ provides the Funds with certain administrative personnel and fund accounting services. FServ, through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period. FServ may voluntarily choose to waive a portion of its fee. FServ can modify or terminate this voluntary waiver at anytime at its sole discretion.

Effective November 1, 2000, State Street Bank and Trust Company provides financial administration and fund accounting services to the Funds.

Distribution Services Fee —The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, Treasury Money Market, Money Market, Large Cap Value Fund, Mid Cap Stock Fund and Large Cap Growth Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Fund’s Class A Shares, Class B Shares and Class S Shares. The Plan provides that each Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.
VISION Group of Funds

Share Class Name	Percentage of Average Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class S Shares	0.25%

Shareholder Services Fee —Under the terms of a Shareholder Services Agreement between Federated Administrative Services (“FAS”) and M&T, M&T may receive up to 0.25% of average daily net assets of each Fund for the period. The fee paid to M&T is used to finance certain services for shareholders and to maintain shareholder accounts. M&T may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T can modify or terminate this voluntary waiver at any time at its sole discretion.

Organizational Expenses —Organizational expenses were borne initially by FAS. The Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five years period following the Fund’s effective date. For the six months ended October 31, 2000, the following amount was expensed by the Fund:

	Expenses of Organizing the Fund	Amount Amortized For the Six Months Ended October 31, 2000
Large Cap Value Fund	$253	$24

General —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5)    Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended October 31, 2000, were as follows:

Fund	Purchases	Sales
U.S. Government Securities Fund	$20,703,902	$ 4,802,102
New York Municipal Income Fund	$24,108,552	$ 6,129,836
Large Cap Value Fund	$11,912,267	$11,764,100
Mid Cap Stock Fund	$65,860,998	$66,620,590
Large Cap Growth Fund	$ 4,553,296	$ 2,575,945

(6)    Concentration of Credit Risk

Since New York Tax-Free Money Market Fund and New York Municipal Income Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2000, 63.2% for New York Tax-Free Money Market Fund and 44.3% for New York Municipal Income Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.9% for New York Tax-Free Money Market Fund and 12.8% for New York Municipal Income Fund of total market value of investments.

Trustees	Officers

Randall I. Benderson Joseph J. Castiglia Mark J. Czarnecki Daniel R. Gernatt, Jr. George K. Hambleton, Jr.	Edward C. Gonzales President and Treasurer Beth S. Broderick Vice President and Assistant Treasurer C. Todd Gibson Secretary Victor R. Siclari Assistant Secretary

Shares of the VISION Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company,
and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VISION
Treasury Money
Market Fund
Class A Shares
Class S Shares

VISION
Money Market Fund
Class A Shares
Class S Shares

VISION
New York Tax-Free
Money Market Fund
Class A Shares

VISION
U.S. Government
Securities Fund
Class A Shares

VISION
New York Municipal
Income Fund
Class A Shares

VISION
Large Cap Value Fund
Class A Shares
Class B Shares

VISION
Mid Cap Stock Fund
Class A Shares
Class B Shares

VISION
Large Cap Growth Fund
Class A Shares
Class B Shares

Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F307
Cusip 92830F877
Cusip 92830F109
Cusip 92830F885
Cusip 92830F208
Cusip 92830F406
Cusip 92830F505
Cusip 92830F802
Cusip 92830F810
Cusip 92830F794
Cusip 92830F786
Cusip 92830F851
Cusip 92830F844
G00158-03 (12/00)
[RECYCLED LOGO APPEARS HERE]

Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556